UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2013

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents

3 Performance Summary
3 Portfolio Summary
4 Portfolio Manager
5 Investment Portfolio
39 Statement of Assets and Liabilities
40 Statement of Operations
41 Statement of Changes in Net Assets
43 Financial Highlights
45 Notes to Financial Statements
50 Information About Your Fund's Expenses
50 Proxy Voting
52 Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2013 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2013 are 0.55% and 0.80% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended June 30

Comparative Results (as of June 30, 2013)
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,583	$12,416	$16,639	$15,021	$23,926
	Average annual total return	15.83%	24.16%	18.50%	8.48%	9.12%
Russell 2000 Index	Growth of $10,000	$11,586	$12,421	$16,712	$15,225	$24,845
	Average annual total return	15.86%	24.21%	18.67%	8.77%	9.53%
DWS Small Cap Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,570	$12,383	$16,508	$14,831	$23,341
	Average annual total return	15.70%	23.83%	18.18%	8.20%	8.85%
Russell 2000 Index	Growth of $10,000	$11,586	$12,421	$16,712	$15,225	$24,845
	Average annual total return	15.86%	24.21%	18.67%	8.77%	9.53%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/13	12/31/12

Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks, Warrants and Rights)	6/30/13	12/31/12

Financials	23%	23%
Information Technology	17%	17%
Consumer Discretionary	15%	14%
Industrials	14%	16%
Health Care	12%	12%
Energy	6%	6%
Materials	5%	5%
Consumer Staples	4%	3%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.2% of Net Assets)
1. CoStar Group, Inc. Provider of building plan information	0.3%
2. CommVault Systems, Inc. Provides data management software applications and related services	0.3%
3. FirstMerit Corp. Provides multiple banking services	0.2%
4. Ultimate Software Group, Inc. Designs, markets and supports Web-based and client/servers	0.2%
5. Acuity Brands, Inc. Manufacturer and seller of lighting equipment and chemicals	0.2%
6. Middleby Corp. Designs, manufactures, markets and services a broad line of equipment	0.2%
7. Prosperity Bancshares, Inc. A holding company for Prosperity Bank	0.2%
8. athenahealth, Inc. Provides Internet-based business services for physician practices	0.2%
9. Isis Pharmaceuticals, Inc. Developer of novel human therapeutic compounds	0.2%
10. Lufkin Industries, Inc. Manufacturer of oil field pumping units and power transmission products	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 5.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Portfolio Manager

Brent Reeder

Portfolio Manager

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Investment Portfolio June 30, 2013 (Unaudited)

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 14.1%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	13,389	249,437
Cooper Tire & Rubber Co.	12,608	418,207
Dana Holding Corp.	29,233	563,028
Dorman Products, Inc. (a)	5,054	230,614
Drew Industries, Inc.	4,572	179,771
Federal-Mogul Corp.*	3,516	35,898
Fuel Systems Solutions, Inc.*	2,938	52,561
Gentherm, Inc.*	6,659	123,658
Modine Manufacturing Co.*	9,222	100,335
Remy International, Inc.	2,784	51,699
Shiloh Industries, Inc.	1,178	12,298
Spartan Motors, Inc.	6,654	40,723
Standard Motor Products, Inc.	3,947	135,540
Stoneridge, Inc.*	5,500	64,020
Superior Industries International, Inc.	4,707	81,007
Tenneco, Inc.*	12,107	548,205
Tower International, Inc.*	1,112	22,007
		2,909,008
Automobiles 0.0%
Winnebago Industries, Inc.*	5,578	117,082
Distributors 0.3%
Core-Mark Holding Co., Inc.	2,286	145,161
Pool Corp.	9,278	486,260
VOXX International Corp.*	3,893	47,767
Weyco Group, Inc.	1,254	31,601
		710,789
Diversified Consumer Services 1.2%
American Public Education, Inc.*	3,501	130,097
Ascent Capital Group, Inc. "A"*	2,811	219,455
Bridgepoint Education, Inc.*	3,483	42,423
Bright Horizons Family Solutions, Inc.*	2,427	84,241
Capella Education Co.*	2,198	91,547
Career Education Corp.*	10,200	29,580
Carriage Services, Inc.	3,165	53,647
Coinstar, Inc.* (a)	5,597	328,376
Corinthian Colleges, Inc.*	16,739	37,495
Education Management Corp.* (a)	4,785	26,892
Grand Canyon Education, Inc.*	9,034	291,166
Hillenbrand, Inc.	10,929	259,126
ITT Educational Services, Inc.*	4,647	113,387
JTH Holding, Inc. "A"*	891	14,479
K12, Inc.* (a)	5,418	142,331
LifeLock, Inc.*	12,084	141,504
Lincoln Educational Services Corp.	4,778	25,180
Mac-Gray Corp.	2,572	36,522
Matthews International Corp. "A"	5,488	206,897
Regis Corp. (a)	9,440	155,005
Sotheby's	13,590	515,197
Steiner Leisure Ltd.*	2,912	153,928
Stewart Enterprises, Inc. "A"	14,426	188,836
Strayer Education, Inc. (a)	2,149	104,936
Universal Technical Institute, Inc.	4,107	42,425
		3,434,672
	Shares	Value ($)

Hotels, Restaurants & Leisure 2.9%
AFC Enterprises, Inc.*	4,756	170,931
Ameristar Casinos, Inc.	6,602	173,567
Biglari Holdings, Inc.*	236	96,854
BJ's Restaurants, Inc.*	4,904	181,938
Bloomin' Brands, Inc.*	11,006	273,829
Bob Evans Farms, Inc.	5,545	260,504
Boyd Gaming Corp.* (a)	11,088	125,294
Bravo Brio Restaurant Group, Inc.*	3,990	71,102
Buffalo Wild Wings, Inc.* (a)	3,735	366,628
Caesars Entertainment Corp.* (a)	7,326	100,366
Carrols Restaurant Group, Inc.*	4,684	30,259
CEC Entertainment, Inc.	3,533	144,994
Churchill Downs, Inc.	2,731	215,339
Chuy's Holdings, Inc.*	3,230	123,838
Cracker Barrel Old Country Store, Inc.	3,912	370,310
Del Frisco's Restaurant Group, Inc.*	2,125	45,496
Denny's Corp.*	18,232	102,464
DineEquity, Inc.	3,287	226,376
Diversified Restaurant Holdings, Inc.*	2,119	16,867
Einstein Noah Restaurant Group, Inc.	1,190	16,898
Fiesta Restaurant Group, Inc.*	3,945	135,669
Ignite Restaurant Group, Inc.*	1,441	27,192
International Speedway Corp. "A"	5,517	173,620
Interval Leisure Group, Inc.	7,912	157,607
Isle of Capri Casinos, Inc.*	4,427	33,202
Jack in the Box, Inc.*	8,859	348,070
Jamba, Inc.*	3,239	48,358
Krispy Kreme Doughnuts, Inc.*	13,032	227,408
LIFE TIME FITNESS, Inc.* (a)	8,567	429,292
Luby's, Inc.*	4,061	34,315
Marcus Corp.	3,572	45,436
Marriott Vacations Worldwide Corp.*	5,796	250,619
Monarch Casino & Resort, Inc.*	1,838	30,989
Morgans Hotel Group Co.* (a)	5,296	42,686
Multimedia Games Holding Co., Inc.*	5,736	149,537
Nathan's Famous, Inc.*	580	30,305
Orient-Express Hotels Ltd. "A"*	19,041	231,539
Papa John's International, Inc.*	3,188	208,400
Pinnacle Entertainment, Inc.*	11,615	228,467
Red Robin Gourmet Burgers, Inc.*	2,818	155,497
Ruby Tuesday, Inc.* (a)	12,107	111,748
Ruth's Hospitality Group, Inc.	7,029	84,840
Scientific Games Corp. "A"*	9,492	106,785
SHFL Entertainment, Inc.*	11,314	200,371
Sonic Corp.*	11,176	162,723
Speedway Motorsports, Inc.	2,357	41,012
Texas Roadhouse, Inc.	12,424	310,848
The Cheesecake Factory, Inc.	10,628	445,207
Town Sports International Holdings, Inc.	4,671	50,307
Vail Resorts, Inc.	7,146	439,622
WMS Industries, Inc.*	10,915	278,442
		8,333,967
	Shares	Value ($)

Household Durables 1.2%
American Greetings Corp. "A"	6,356	115,806
Bassett Furniture Industries, Inc.	2,143	33,281
Beazer Homes U.S.A., Inc.* (a)	5,061	88,669
Blyth, Inc. (a)	1,846	25,770
Cavco Industries, Inc.*	1,407	70,983
CSS Industries, Inc.	1,682	41,932
Ethan Allen Interiors, Inc. (a)	4,944	142,387
EveryWare Global, Inc.*	1,967	23,879
Flexsteel Industries, Inc.	984	23,990
Helen of Troy Ltd.*	6,346	243,496
Hooker Furniture Corp.	2,084	33,886
Hovnanian Enterprises, Inc. "A"* (a)	22,622	126,909
iRobot Corp.*	5,595	222,513
KB HOME (a)	16,633	326,506
La-Z-Boy, Inc.	10,376	210,322
Libbey, Inc.*	4,257	102,040
Lifetime Brands, Inc.	2,058	27,948
M.D.C. Holdings, Inc.	7,745	251,790
M/I Homes, Inc.*	4,749	109,037
Meritage Homes Corp.*	7,192	311,845
NACCO Industries, Inc. "A"	985	56,421
Ryland Group, Inc. (a)	9,201	368,960
Skullcandy, Inc.*	3,528	19,263
Standard Pacific Corp.* (a)	29,482	245,585
TRI Pointe Homes, Inc.*	2,904	48,148
Universal Electronics, Inc.*	3,004	84,503
William Lyon Homes "A"*	2,738	69,025
Zagg, Inc.* (a)	6,120	32,742
		3,457,636
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	4,730	29,279
Blue Nile, Inc.* (a)	2,514	94,979
HSN, Inc.	6,737	361,912
NutriSystem, Inc.	5,712	67,287
Orbitz Worldwide, Inc.*	4,455	35,774
Overstock.com, Inc.*	2,227	62,801
PetMed Express, Inc. (a)	4,039	50,891
Shutterfly, Inc.*	7,562	421,884
Valuevision Media, Inc. "A"*	7,823	39,975
Vitacost.com, Inc.*	4,246	35,879
		1,200,661
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	2,648	119,107
Black Diamond, Inc.*	4,616	43,390
Brunswick Corp.	17,998	575,036
Callaway Golf Co. (a)	14,149	93,100
JAKKS Pacific, Inc. (a)	3,799	42,739
Johnson Outdoors, Inc. "A"*	976	24,302
LeapFrog Enterprises, Inc.* (a)	12,677	124,742
Marine Products Corp.	1,794	14,388
Nautilus, Inc.*	6,176	53,669
Smith & Wesson Holding Corp.* (a)	12,717	126,916
Steinway Musical Instruments, Inc.*	1,406	42,785
Sturm, Ruger & Co., Inc. (a)	3,836	184,282
		1,444,456
Media 1.5%
AH Belo Corp. "A"	3,740	25,656
Arbitron, Inc.	5,344	248,229
Beasley Broadcast Group, Inc. "A"	962	8,062
Belo Corp. "A"	20,662	288,235
	Shares	Value ($)

Carmike Cinemas, Inc.*	3,600	69,696
Central European Media Enterprises Ltd. "A"*	15,207	50,335
Crown Media Holdings, Inc. "A"*	6,391	15,786
Cumulus Media, Inc. "A"* (a)	14,873	50,419
Daily Journal Corp.*	166	18,758
Dex Media, Inc.*	3,408	59,879
Digital Generation, Inc.* (a)	4,799	35,369
Entercom Communications Corp. "A"*	4,722	44,576
Entravision Communications Corp. "A"	10,901	67,041
Fisher Communications, Inc.	1,760	72,301
Global Sources Ltd.*	4,112	27,591
Gray Television, Inc.*	10,006	72,043
Harte-Hanks, Inc.	8,531	73,367
Hemisphere Media Group, Inc.*	1,706	23,372
Journal Communications, Inc. "A"*	8,465	63,403
LIN TV Corp. "A"*	5,660	86,598
Live Nation Entertainment, Inc.*	28,002	434,031
Loral Space & Communications, Inc.	2,594	155,588
Martha Stewart Living Omnimedia, Inc. "A"*	6,215	14,978
McClatchy Co. "A"* (a)	11,944	27,232
MDC Partners, Inc. "A"	5,125	92,455
Media General, Inc. "A"*	3,896	42,973
Meredith Corp. (a)	7,110	339,147
National CineMedia, Inc.	11,255	190,097
New York Times Co. "A"* (a)	25,676	283,976
Nexstar Broadcasting Group, Inc. "A"	5,845	207,264
ReachLocal, Inc.*	2,119	25,979
Reading International, Inc. "A"*	3,620	23,023
Rentrak Corp.*	1,951	39,157
Saga Communications, Inc. "A"	914	41,962
Salem Communications Corp. "A"	2,207	16,530
Scholastic Corp.	5,330	156,116
Sinclair Broadcast Group, Inc. "A"	13,616	400,038
The E.W. Scripps Co. "A"*	6,368	99,213
Valassis Communications, Inc. (a)	7,720	189,835
World Wrestling Entertainment, Inc. "A"	5,900	60,829
		4,241,139
Multiline Retail 0.2%
Fred's, Inc. "A"	7,340	113,697
Gordmans Stores, Inc.*	1,841	25,056
Saks, Inc.* (a)	20,782	283,467
The Bon-Ton Stores, Inc.	2,641	47,670
Tuesday Morning Corp.*	8,466	87,792
		557,682
Specialty Retail 3.5%
Aeropostale, Inc.*	15,624	215,611
America's Car-Mart, Inc.*	1,547	66,892
ANN, Inc.*	9,395	311,914
Asbury Automotive Group, Inc.*	6,204	248,780
Barnes & Noble, Inc.* (a)	8,040	128,318
bebe stores, inc.	6,566	36,835
Big 5 Sporting Goods Corp.	3,324	72,962
Body Central Corp.*	3,111	41,439
Brown Shoe Co., Inc. (a)	8,547	184,017
Cato Corp. "A"	5,411	135,059
Children's Place Retail Stores, Inc.*	4,605	252,354
Christopher & Banks Corp.*	7,228	48,717
	Shares	Value ($)

Citi Trends, Inc.*	3,188	46,322
Conn's, Inc.*	4,468	231,264
Destination Maternity Corp.	2,727	67,084
Destination XL Group, Inc.*	8,281	52,502
Express, Inc.*	16,990	356,280
Five Below, Inc.*	6,529	240,006
Francesca's Holdings Corp.* (a)	8,762	243,496
Genesco, Inc.*	4,780	320,212
Group 1 Automotive, Inc.	4,330	278,549
Haverty Furniture Companies, Inc.	3,853	88,658
hhgregg, Inc.*	2,557	40,835
Hibbett Sports, Inc.*	5,175	287,212
Jos. A. Bank Clothiers, Inc.* (a)	5,566	229,987
Kirkland's, Inc.*	2,908	50,163
Lithia Motors, Inc. "A"	4,470	238,296
Lumber Liquidators Holdings, Inc.*	5,468	425,793
MarineMax, Inc.*	4,641	52,583
Mattress Firm Holding Corp.*	2,677	107,883
Monro Muffler Brake, Inc. (a)	6,227	299,207
New York & Co., Inc.*	5,547	35,223
Office Depot, Inc.* (a)	48,984	189,568
OfficeMax, Inc. (a)	17,324	177,225
Pacific Sunwear of California, Inc.*	9,186	33,253
Penske Automotive Group, Inc.	8,403	256,628
Pier 1 Imports, Inc. (a)	18,889	443,703
RadioShack Corp. (a)	19,816	62,619
Rent-A-Center, Inc.	11,517	432,463
Restoration Hardware Holdings, Inc.*	3,520	264,000
Rue21, Inc.* (a)	2,923	121,626
Sears Hometown & Outlet Stores, Inc.*	1,723	75,330
Select Comfort Corp.*	11,077	277,590
Shoe Carnival, Inc.	2,907	69,797
Sonic Automotive, Inc. "A"	7,748	163,793
Stage Stores, Inc. (a)	6,516	153,126
Stein Mart, Inc.	5,357	73,123
Systemax, Inc.	2,418	22,753
The Buckle, Inc. (a)	5,565	289,491
The Finish Line, Inc. "A"	9,805	214,337
The Men's Wearhouse, Inc.	10,011	378,916
The Pep Boys — Manny, Moe & Jack*	10,728	124,230
The Wet Seal, Inc. "A"*	17,739	83,551
Tile Shop Holdings, Inc.*	3,680	106,573
Tilly's, Inc. "A"*	1,996	31,936
Trans World Entertainment Corp.	2,103	10,221
Vitamin Shoppe, Inc.*	6,060	271,730
West Marine, Inc.*	3,230	35,530
Winmark Corp.	470	30,489
Zale Corp.*	6,465	58,831
Zumiez, Inc.*	4,199	120,721
		10,007,606
Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.*	11,510	22,099
Columbia Sportswear Co. (a)	2,583	161,825
Crocs, Inc.*	17,540	289,410
Culp, Inc.	1,606	27,928
Fifth & Pacific Companies, Inc.*	23,876	533,390
G-III Apparel Group Ltd.*	3,366	161,972
Iconix Brand Group, Inc.* (a)	11,363	334,186
Maidenform Brands, Inc.*	4,569	79,181
Movado Group, Inc.	3,577	121,010
Oxford Industries, Inc.	2,680	167,232
	Shares	Value ($)

Perry Ellis International, Inc.	2,380	48,338
Quiksilver, Inc.*	26,289	169,301
R.G. Barry Corp.	1,831	29,735
Skechers U.S.A., Inc. "A"*	7,769	186,534
Steven Madden Ltd.*	7,976	385,879
The Jones Group, Inc.	15,947	219,271
True Religion Apparel, Inc.	5,133	162,511
Tumi Holdings, Inc.* (a)	9,525	228,600
Unifi, Inc.*	3,004	62,093
Vera Bradley, Inc.* (a)	4,220	91,405
Wolverine World Wide, Inc. (a)	10,018	547,083
		4,028,983
Consumer Staples 3.8%
Beverages 0.1%
Boston Beer Co., Inc. "A"* (a)	1,640	279,850
Coca-Cola Bottling Co. Consolidated	957	58,520
Craft Brewers Alliance, Inc.*	2,370	19,529
National Beverage Corp.	2,127	37,159
		395,058
Food & Staples Retailing 1.2%
Arden Group, Inc. "A"	213	23,513
Casey's General Stores, Inc. (a)	7,638	459,502
Fairway Group Holdings Corp.*	3,129	75,628
Harris Teeter Supermarkets, Inc.	9,847	461,430
Ingles Markets, Inc. "A"	2,566	64,791
Nash Finch Co.	2,368	52,120
Natural Grocers by Vitamin Cottage, Inc.*	1,765	54,715
Pantry, Inc.*	4,694	57,173
PriceSmart, Inc. (a)	3,744	328,087
Rite Aid Corp.*	145,310	415,586
Roundy's, Inc. (a)	5,120	42,650
Spartan Stores, Inc.	4,227	77,946
SUPERVALU, Inc. (a)	40,401	251,294
Susser Holdings Corp.*	3,598	172,272
The Andersons, Inc.	3,704	197,016
The Chefs' Warehouse, Inc.*	2,783	47,867
United Natural Foods, Inc.*	9,820	530,182
Village Super Market, Inc. "A"	1,263	41,793
Weis Markets, Inc.	2,141	96,495
		3,450,060
Food Products 1.7%
Alico, Inc.	546	21,900
Annie's, Inc.*	2,729	116,637
B&G Foods, Inc.	10,525	358,376
Boulder Brands, Inc.* (a)	11,717	141,190
Cal-Maine Foods, Inc.	2,936	136,553
Calavo Growers, Inc.	2,388	64,930
Chiquita Brands International, Inc.*	9,129	99,689
Darling International, Inc.*	23,519	438,864
Diamond Foods, Inc.* (a)	4,359	90,449
Dole Food Co., Inc.*	10,219	130,292
Farmer Brothers Co.*	1,295	18,208
Fresh Del Monte Produce, Inc.	7,541	210,243
Griffin Land & Nurseries, Inc.	503	14,345
Hain Celestial Group, Inc.* (a)	7,643	496,566
Inventure Foods, Inc.*	2,841	23,751
J & J Snack Foods Corp.	2,976	231,533
John B. Sanfilippo & Son, Inc.	1,730	34,877
Lancaster Colony Corp.	3,685	287,393
Lifeway Foods, Inc.	911	15,815
	Shares	Value ($)

Limoneira Co.	1,985	41,149
Omega Protein Corp.*	4,171	37,456
Pilgrim's Pride Corp.*	12,033	179,773
Post Holdings, Inc.*	6,503	283,921
Sanderson Farms, Inc. (a)	4,585	304,536
Seaboard Corp.	58	157,064
Seneca Foods Corp. "A"*	1,603	49,180
Snyder's-Lance, Inc.	9,465	268,901
Tootsie Roll Industries, Inc. (a)	3,892	123,688
TreeHouse Foods, Inc.*	7,215	472,871
		4,850,150
Household Products 0.2%
Central Garden & Pet Co. "A"*	8,009	55,262
Harbinger Group, Inc.*	6,486	48,905
Oil-Dri Corp. of America	1,037	28,486
Orchids Paper Products Co.	1,256	32,970
Spectrum Brands Holdings, Inc.	4,276	243,176
WD-40 Co.	3,072	167,363
		576,162
Personal Products 0.4%
Elizabeth Arden, Inc.*	5,072	228,595
Female Health Co.	4,529	44,656
Inter Parfums, Inc.	3,259	92,947
Lifevantage Corp.*	22,556	52,330
Medifast, Inc.*	2,746	70,737
Nature's Sunshine Products, Inc.	2,076	33,943
Nutraceutical International Corp.	1,749	35,750
Prestige Brands Holdings, Inc.*	10,173	296,441
Revlon, Inc. "A"*	2,165	47,760
Star Scientific, Inc.* (a)	34,601	48,095
Synutra International, Inc.*	3,372	17,163
USANA Health Sciences, Inc.* (a)	1,169	84,612
		1,053,029
Tobacco 0.2%
Alliance One International, Inc.*	17,831	67,758
Universal Corp. (a)	4,647	268,829
Vector Group Ltd. (a)	12,003	194,688
		531,275
Energy 5.4%
Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	5,944	71,863
Bolt Technology Corp.	1,862	31,803
Bristow Group, Inc.	7,205	470,631
C&J Energy Services, Inc.* (a)	8,913	172,645
Cal Dive International, Inc.* (a)	20,664	38,848
CARBO Ceramics, Inc.	3,939	265,607
Dawson Geophysical Co.*	1,561	57,538
Exterran Holdings, Inc.* (a)	11,490	323,099
Forum Energy Technologies, Inc.* (a)	7,845	238,723
Geospace Technologies Corp.*	2,552	176,292
Global Geophysical Services, Inc.*	4,453	21,018
Gulf Island Fabrication, Inc.	2,949	56,473
GulfMark Offshore, Inc. "A"	5,318	239,789
Helix Energy Solutions Group, Inc.* (a)	21,092	485,960
Hercules Offshore, Inc.*	31,764	223,619
Hornbeck Offshore Services, Inc.*	7,124	381,134
ION Geophysical Corp.*	26,337	158,549
Key Energy Services, Inc.*	30,291	180,231
Lufkin Industries, Inc.	6,758	597,880
Matrix Service Co.*	5,290	82,418
	Shares	Value ($)

Mitcham Industries, Inc.*	2,486	41,715
Natural Gas Services Group*	2,518	59,148
Newpark Resources, Inc.*	17,163	188,621
Nuverra Environmental Solutions, Inc.* (a)	28,972	84,019
Parker Drilling Co.*	24,207	120,551
PHI, Inc. (Non Voting)*	2,503	85,853
Pioneer Energy Services Corp.*	12,098	80,089
RigNet, Inc.*	2,275	57,967
SEACOR Holdings, Inc.	4,025	334,276
Tesco Corp.*	5,829	77,234
TETRA Technologies, Inc.*	15,587	159,923
TGC Industries, Inc.	2,707	22,252
Vantage Drilling Co.* (a)	39,316	80,205
Willbros Group, Inc.*	7,788	47,818
		5,713,791
Oil, Gas & Consumable Fuels 3.4%
Abraxas Petroleum Corp.* (a)	15,443	32,430
Adams Resources & Energy, Inc.	382	26,316
Alon U.S.A. Energy, Inc.	4,637	67,051
Alpha Natural Resources, Inc.*	43,927	230,177
Amyris, Inc.* (a)	4,698	13,577
Apco Oil & Gas International, Inc.*	1,923	22,172
Approach Resources, Inc.* (a)	6,857	168,476
Arch Coal, Inc. (a)	42,221	159,595
Berry Petroleum Co. "A"	10,487	443,810
Bill Barrett Corp.* (a)	9,664	195,406
Bonanza Creek Energy, Inc.*	5,866	208,008
BPZ Resources, Inc.*	24,361	43,606
Callon Petroleum Co.*	8,256	27,823
Carrizo Oil & Gas, Inc.*	7,973	225,875
Clayton Williams Energy, Inc.*	1,215	52,853
Clean Energy Fuels Corp.* (a)	13,608	179,626
Cloud Peak Energy, Inc.*	12,116	199,672
Comstock Resources, Inc.	9,578	150,662
Contango Oil & Gas Co.	2,525	85,219
Crimson Exploration, Inc.*	4,535	12,789
Crosstex Energy, Inc.	9,490	187,522
Delek U.S. Holdings, Inc.	7,395	212,828
Diamondback Energy, Inc.*	3,554	118,419
Emerald Oil, Inc.*	7,273	49,893
Endeavour International Corp.* (a)	9,476	36,388
Energy XXI (Bermuda) Ltd. (a)	15,800	350,444
EPL Oil & Gas, Inc.*	5,952	174,751
Equal Energy Ltd.	7,121	28,769
Evolution Petroleum Corp.*	3,220	35,130
EXCO Resources, Inc.	27,016	206,402
Forest Oil Corp.* (a)	24,269	99,260
Frontline Ltd.* (a)	11,128	19,697
FX Energy, Inc.*	11,277	36,199
GasLog Ltd.	5,171	66,189
Gastar Exploration Ltd.*	12,130	32,387
Goodrich Petroleum Corp.*	5,221	66,829
Green Plains Renewable Energy, Inc.*	4,925	65,601
Halcon Resources Corp.* (a)	41,174	233,457
Hallador Energy Co.	1,433	11,536
Isramco, Inc.*	166	15,468
KiOR, Inc. "A"* (a)	8,718	49,780
Knightsbridge Tankers Ltd. (a)	4,570	33,635
Kodiak Oil & Gas Corp.* (a)	52,877	470,077
L&L Energy, Inc.*	5,975	21,211
Magnum Hunter Resources Corp.* (a)	34,204	124,845
	Shares	Value ($)

Matador Resources Co.*	9,886	118,434
Midstates Petroleum Co., Inc.*	6,593	35,668
Miller Energy Resources, Inc.*	5,549	22,196
Nordic American Tankers Ltd. (a)	12,837	97,176
Northern Oil & Gas, Inc.* (a)	12,698	169,391
Panhandle Oil & Gas, Inc. "A"	1,330	37,905
PDC Energy, Inc.*	6,043	311,094
Penn Virginia Corp.	10,545	49,562
PetroQuest Energy, Inc.*	11,749	46,526
Quicksilver Resources, Inc.* (a)	24,365	40,933
Renewable Energy Group, Inc.*	4,215	59,979
Rentech, Inc.	43,950	92,295
Resolute Energy Corp.*	13,479	107,562
REX American Resources Corp.*	1,077	30,985
Rex Energy Corp.*	9,036	158,853
Rosetta Resources, Inc.*	12,160	517,043
Sanchez Energy Corp.*	5,674	130,275
Scorpio Tankers, Inc.	32,352	290,521
SemGroup Corp. "A"	8,381	451,401
Ship Finance International Ltd. (a)	10,337	153,401
Solazyme, Inc.* (a)	9,518	111,551
Stone Energy Corp.*	9,945	219,088
Swift Energy Co.*	8,769	105,140
Synergy Resources Corp.*	7,812	57,184
Targa Resources Corp.	6,563	422,198
Teekay Tankers Ltd. "A" (a)	12,512	32,907
Triangle Petroleum Corp.*	9,032	63,314
Ur-Energy, Inc.*	24,170	32,388
Uranium Energy Corp.* (a)	16,917	30,281
VAALCO Energy, Inc.*	11,667	66,735
W&T Offshore, Inc.	7,051	100,759
Warren Resources, Inc.*	14,321	36,519
Western Refining, Inc. (a)	10,780	302,595
Westmoreland Coal Co.*	2,402	26,974
ZaZa Energy Corp.*	9,110	10,932
		9,831,625
Financials 22.8%
Capital Markets 2.6%
Apollo Investment Corp. (a)	44,716	346,102
Arlington Asset Investment Corp. "A"	3,175	84,899
BGC Partners, Inc. "A"	25,274	148,864
BlackRock Kelso Capital Corp.	14,544	136,132
Calamos Asset Management, Inc. "A"	4,091	42,956
Capital Southwest Corp.	669	92,208
CIFC Corp.*	1,400	10,570
Cohen & Steers, Inc. (a)	3,746	127,289
Cowen Group, Inc. "A"*	19,372	56,179
Diamond Hill Investment Group	568	48,308
Evercore Partners, Inc. "A"	6,292	247,150
FBR & Co.*	1,798	45,417
Fidus Investment Corp. (a)	2,802	52,425
Fifth Street Finance Corp.	24,061	251,437
Financial Engines, Inc. (a)	9,735	443,819
Firsthand Technology Value Fund, Inc.*	1,602	31,816
FXCM, Inc. "A"	7,289	119,612
GAMCO Investors, Inc. "A"	1,196	66,270
Garrison Capital, Inc.	1,199	18,489
GFI Group, Inc.	13,581	53,102
Gladstone Capital Corp.	4,213	34,420
Gladstone Investment Corp.	5,538	40,704
	Shares	Value ($)

Golub Capital BDC LLC	6,906	120,855
Greenhill & Co., Inc. (a)	5,606	256,418
GSV Capital Corp.*	3,752	29,491
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*	2,923	34,725
Hercules Technology Growth Capital, Inc.	12,173	169,692
HFF, Inc. "A"	6,515	115,772
Horizon Technology Finance Corp.	1,592	21,874
ICG Group, Inc.*	7,694	87,712
INTL FCStone, Inc.*	2,776	48,441
Investment Technology Group, Inc.*	7,413	103,634
Janus Capital Group, Inc.	29,680	252,577
JMP Group, Inc.	3,295	21,879
KCAP Financial, Inc. (a)	5,696	64,137
Knight Capital Group, Inc. "A"*	37,176	133,462
Ladenburg Thalmann Financial Services, Inc.*	20,715	34,180
Main Street Capital Corp.	6,911	191,366
Manning & Napier, Inc.	2,652	47,100
MCG Capital Corp.	13,928	72,565
Medallion Financial Corp.	3,550	49,380
Medley Capital Corp.	5,709	77,528
MVC Capital, Inc.	4,856	61,137
New Mountain Finance Corp.	6,236	88,302
NGP Capital Resources Co.	3,877	23,766
Oppenheimer Holdings, Inc. "A"	1,891	36,005
PennantPark Floating Rate Capital Ltd.	2,067	29,227
PennantPark Investment Corp.	13,022	143,893
Piper Jaffray Companies, Inc.*	3,385	107,000
Prospect Capital Corp. (a)	48,470	523,476
Pzena Investment Management, Inc. "A"	1,887	12,303
Safeguard Scientifics, Inc.*	4,143	66,495
Solar Capital Ltd.	8,959	206,863
Solar Senior Capital Ltd.	2,352	43,300
Stellus Capital Investment Corp. (a)	2,390	35,970
Stifel Financial Corp.*	12,588	449,014
SWS Group, Inc.*	5,696	31,043
TCP Capital Corp.	5,191	87,053
THL Credit, Inc.	5,275	80,127
TICC Capital Corp. (a)	10,167	97,807
Triangle Capital Corp. (a)	5,550	152,680
Virtus Investment Partners, Inc.*	1,152	203,063
Walter Investment Management Corp.*	7,359	248,808
Westwood Holdings Group, Inc.	1,351	57,985
WhiteHorse Finance, Inc. (a)	1,372	21,609
WisdomTree Investments, Inc.*	19,981	231,180
		7,469,062
Commercial Banks 6.9%
1st Source Corp.	3,036	72,135
1st United Bancorp., Inc.	5,887	39,561
Access National Corp.	1,605	20,833
American National Bankshares, Inc.	1,484	34,488
Ameris Bancorp.*	4,706	79,296
Ames National Corp.	1,932	43,972
Arrow Financial Corp.	2,101	52,000
BancFirst Corp.	1,407	65,496
Banco Latinoamericano de Comercio Exterior SA "E"	5,754	128,832
BancorpSouth, Inc. (a)	18,954	335,486
	Shares	Value ($)

Bank of Kentucky Financial Corp.	1,271	36,147
Bank of Marin Bancorp.	1,074	42,960
Bank of the Ozarks, Inc.	6,193	268,343
Banner Corp.	3,809	128,706
Bar Harbor Bankshares	842	30,775
BBCN Bancorp., Inc.	15,574	221,462
BNC Bancorp.	3,624	41,386
Boston Private Financial Holdings, Inc.	16,040	170,666
Bridge Bancorp., Inc.	1,690	38,025
Bridge Capital Holdings*	1,832	29,056
Bryn Mawr Bank Corp.	2,662	63,702
C&F Financial Corp.	696	38,788
Camden National Corp.	1,544	54,766
Capital Bank Financial Corp. "A"*	4,938	93,773
Capital City Bank Group, Inc.*	2,537	29,252
Cardinal Financial Corp.	6,122	89,626
Cascade Bancorp.*	1,380	8,570
Cathay General Bancorp.	15,661	318,701
Center Bancorp., Inc.	2,247	28,514
Centerstate Banks, Inc.	6,052	52,531
Central Pacific Financial Corp.*	4,438	79,884
Century Bancorp., Inc. "A"	692	24,220
Chemical Financial Corp.	5,434	141,230
Chemung Financial Corp.	714	23,912
Citizens & Northern Corp.	2,417	46,696
City Holding Co.	3,162	123,160
CNB Financial Corp.	2,544	43,095
CoBiz Financial, Inc.	7,083	58,789
Columbia Banking System, Inc. (a)	10,174	242,243
Community Bank System, Inc.	7,961	245,597
Community Trust Bancorp., Inc.	2,727	97,136
ConnectOne Bancorp., Inc.*	358	11,005
Crescent Financial Bancshares, Inc.*	2,382	10,433
CU Bancorp.*	1,877	29,657
Customers Bancorp., Inc.*	3,970	64,513
CVB Financial Corp.	18,261	214,749
Eagle Bancorp., Inc.*	4,448	99,546
Enterprise Bancorp., Inc.	1,414	26,145
Enterprise Financial Services Corp.	3,586	57,233
Farmers Capital Bank Corp.*	1,493	32,383
Fidelity Southern Corp.*	2,132	26,373
Financial Institutions, Inc.	2,690	49,523
First BanCorp.* (a)	14,366	101,711
First BanCorp. — North Carolina	3,893	54,891
First Bancorp., Inc.	1,889	33,020
First Busey Corp.	14,865	66,893
First Commonwealth Financial Corp.	19,422	143,140
First Community Bancshares, Inc.	3,716	58,267
First Connecticut Bancorp, Inc.	3,208	44,655
First Financial Bancorp.	11,486	171,141
First Financial Bankshares, Inc. (a)	6,275	349,267
First Financial Corp. — Indiana	2,200	68,178
First Financial Holdings, Inc.	3,244	68,805
First Interstate BancSystem, Inc.	3,440	71,311
First M&F Corp.	1,657	26,197
First Merchants Corp.	5,649	96,880
First Midwest Bancorp., Inc.	14,930	204,840
First NBC Bank Holding Co.*	829	20,228
First of Long Island Corp.	1,537	51,013
First Security Group, Inc.*	12,404	26,917
FirstMerit Corp. (a)	33,012	661,230
	Shares	Value ($)

Flushing Financial Corp.	6,026	99,128
FNB Corp.	28,794	347,832
FNB United Corp.*	2,174	17,631
German American Bancorp., Inc.	2,510	56,525
Glacier Bancorp., Inc.	14,349	318,404
Great Southern Bancorp., Inc.	2,027	54,648
Guaranty Bancorp.	2,848	32,325
Hampton Roads Bankshares, Inc.*	6,596	8,509
Hancock Holding Co.	16,894	508,003
Hanmi Financial Corp.*	6,194	109,448
Heartland Financial U.S.A., Inc.	3,015	82,882
Heritage Commerce Corp.*	4,110	28,770
Heritage Financial Corp.	2,890	42,339
Heritage Oaks Bancorp.*	4,378	27,012
Home Bancshares, Inc.	9,068	235,496
Home Federal Bancorp., Inc.	2,949	37,570
HomeTrust Bancshares, Inc.*	4,211	71,419
Horizon Bancorp.	1,706	34,819
Hudson Valley Holding Corp.	3,140	53,317
IBERIABANK Corp.	5,913	316,996
Independent Bank Corp. (a)	4,533	156,389
Independent Bank Group, Inc.*	752	22,861
International Bancshares Corp.	10,593	239,190
Intervest Bancshares Corp. "A"*	3,561	23,787
Investors Bancorp., Inc.	9,147	192,819
Lakeland Bancorp., Inc.	6,004	62,622
Lakeland Financial Corp.	3,308	91,797
LCNB Corp.	1,204	26,921
Macatawa Bank Corp.*	4,707	23,723
MainSource Financial Group, Inc.	3,885	52,176
MB Financial, Inc.	10,903	292,200
Mercantile Bank Corp.	1,867	33,550
Merchants Bancshares, Inc.	1,042	30,812
Metro Bancorp., Inc.*	2,807	56,224
MetroCorp Bancshares, Inc.	3,063	29,895
Middleburg Financial Corp.	1,162	22,194
MidSouth Bancorp., Inc.	1,771	27,504
MidWestOne Financial Group, Inc.	1,268	30,508
National Bank Holdings Corp. "A"	10,424	205,353
National Bankshares, Inc.	1,314	46,686
National Penn Bancshares, Inc.	23,275	236,474
NBT Bancorp., Inc.	8,649	183,099
NewBridge Bancorp.*	5,013	30,028
Northrim BanCorp., Inc.	1,400	33,866
OFG Bancorp.	9,031	163,551
Old National Bancorp.	20,153	278,716
OmniAmerican Bancorp., Inc.*	2,383	52,497
Pacific Continental Corp.	3,749	44,238
Pacific Premier Bancorp., Inc.*	3,067	37,479
PacWest Bancorp.	7,515	230,335
Palmetto Bancshares, Inc.*	879	11,427
Park National Corp. (a)	2,316	159,318
Park Sterling Corp.*	8,760	51,772
Peapack-Gladstone Financial Corp.	1,923	33,653
Penns Woods Bancorp., Inc.	758	31,730
Peoples Bancorp., Inc.	2,155	45,427
Pinnacle Financial Partners, Inc.* (a)	6,878	176,833
Preferred Bank*	2,280	37,574
PrivateBancorp., Inc.	12,915	273,927
Prosperity Bancshares, Inc. (a)	12,014	622,205
Renasant Corp.	5,018	122,138
Republic Bancorp., Inc. "A"	1,969	43,160
	Shares	Value ($)

S&T Bancorp., Inc.	5,853	114,719
S.Y. Bancorp., Inc.	2,736	67,114
Sandy Spring Bancorp., Inc.	4,923	106,435
SCBT Financial Corp. (a)	3,371	169,865
Seacoast Banking Corp. of Florida*	14,725	32,395
Sierra Bancorp.	2,278	33,714
Simmons First National Corp. "A"	3,253	84,871
Southside Bancshares, Inc.	3,506	83,723
Southwest Bancorp., Inc.*	4,041	53,341
State Bank Financial Corp.	6,257	94,043
StellarOne Corp.	4,596	90,311
Sterling Bancorp.	6,200	72,044
Sterling Financial Corp.	6,756	160,658
Suffolk Bancorp.*	2,366	38,660
Sun Bancorp., Inc.*	7,787	26,398
Susquehanna Bancshares, Inc.	37,099	476,722
Taylor Capital Group, Inc.*	3,314	55,973
Texas Capital Bancshares, Inc.*	8,112	359,848
The Bancorp., Inc.*	6,666	99,923
Tompkins Financial Corp.	2,869	129,650
TowneBank (a)	5,125	75,440
TriCo Bancshares	3,236	69,024
Tristate Capital Holdings, Inc.*	1,299	17,861
Trustmark Corp.	13,374	328,733
UMB Financial Corp.	6,457	359,461
Umpqua Holdings Corp.	22,303	334,768
Union First Market Bankshares Corp.	4,062	83,637
United Bankshares, Inc. (a)	10,026	265,188
United Community Banks, Inc.*	8,596	106,762
Univest Corp. of Pennsylvania	3,252	62,016
ViewPoint Financial Group	7,958	165,606
Virginia Commerce Bancorp., Inc.*	5,386	75,189
Washington Banking Co.	3,192	45,326
Washington Trust Bancorp., Inc.	2,838	80,940
Webster Financial Corp.	17,978	461,675
WesBanco, Inc.	5,181	136,934
West Bancorp.	3,289	38,646
Westamerica Bancorp. (a)	5,382	245,904
Western Alliance Bancorp.* (a)	14,589	230,944
Wilshire Bancorp., Inc.	12,571	83,220
Wintrust Financial Corp.	7,375	282,315
Yadkin Financial Corp.*	2,856	40,098
		19,713,779
Consumer Finance 0.8%
Cash America International, Inc. (a)	5,681	258,258
Consumer Portfolio Services, Inc.*	3,366	24,706
Credit Acceptance Corp.*	1,413	148,436
DFC Global Corp.*	8,050	111,170
Encore Capital Group, Inc.* (a)	4,645	153,796
EZCORP, Inc. "A"*	10,149	171,315
First Cash Financial Services, Inc.*	5,796	285,221
Green Dot Corp. "A"*	5,186	103,461
Imperial Holdings, Inc.*	3,419	23,420
Nelnet, Inc. "A"	4,551	164,246
Netspend Holdings, Inc.*	7,009	111,934
Nicholas Financial, Inc.	2,139	32,342
Portfolio Recovery Associates, Inc.*	3,365	516,965
Regional Management Corp.*	1,048	26,200
The First Marblehead Corp.*	18,128	21,391
World Acceptance Corp.* (a)	1,850	160,839
		2,313,700
	Shares	Value ($)

Diversified Financial Services 0.3%
California First National Bancorp.	537	8,861
Gain Capital Holdings, Inc.	2,188	13,806
MarketAxess Holdings, Inc.	7,407	346,277
Marlin Business Services Corp.	1,665	37,929
NewStar Financial, Inc.*	5,314	70,782
PHH Corp.* (a)	11,359	231,496
PICO Holdings, Inc.*	4,485	94,006
Resource America, Inc. "A"	2,632	22,372
		825,529
Insurance 2.4%
Ambac Financial Group, Inc.*	8,949	213,255
American Equity Investment Life Holding Co. (a)	12,720	199,704
American Safety Insurance Holdings Ltd.*	1,913	55,381
AMERISAFE, Inc.	3,619	117,219
AmTrust Financial Services, Inc. (a)	5,673	202,526
Argo Group International Holdings Ltd.	5,411	229,377
Baldwin & Lyons, Inc. "B"	1,830	44,432
Citizens, Inc.*	8,826	52,779
CNO Financial Group, Inc.	44,228	573,195
Crawford & Co. "B"	5,225	29,365
Donegal Group, Inc. "A"	1,326	18,524
Eastern Insurance Holdings, Inc.	1,172	21,975
eHealth, Inc.*	3,873	87,995
EMC Insurance Group, Inc.	841	22,085
Employers Holdings, Inc.	6,156	150,514
Enstar Group Ltd.*	1,896	252,130
FBL Financial Group, Inc. "A"	1,775	77,230
First American Financial Corp.	21,522	474,345
Fortegra Financial Corp.*	1,228	8,436
Global Indemnity PLC*	1,857	43,732
Greenlight Capital Re Ltd. "A"*	5,533	135,725
Hallmark Financial Services, Inc.*	2,912	26,616
HCI Group, Inc.	1,925	59,136
Health Insurance Innovations, Inc. "A"*	912	9,594
Hilltop Holdings, Inc.*	12,351	202,556
Horace Mann Educators Corp.	7,893	192,431
Independence Holding Co.	1,712	20,236
Infinity Property & Casualty Corp.	2,289	136,791
Investors Title Co.	270	19,154
Kansas City Life Insurance Co.	739	28,282
Maiden Holdings Ltd.	9,864	110,674
Meadowbrook Insurance Group, Inc.	9,639	77,401
Montpelier Re Holdings Ltd.	9,211	230,367
National Financial Partners Corp.*	8,004	202,581
National Interstate Corp.	1,337	39,107
National Western Life Insurance Co. "A"	443	84,104
Navigators Group, Inc.*	2,044	116,590
OneBeacon Insurance Group Ltd. "A"	4,337	62,800
Phoenix Companies, Inc.*	1,140	49,020
Platinum Underwriters Holdings Ltd.	6,340	362,775
Primerica, Inc.	11,350	424,944
RLI Corp.	4,242	324,131
Safety Insurance Group, Inc.	2,566	124,477
Selective Insurance Group, Inc.	11,043	254,210
State Auto Financial Corp.	3,108	56,472
	Shares	Value ($)

Stewart Information Services Corp. (a)	4,240	111,046
Symetra Financial Corp.	16,261	260,013
Tower Group International Ltd.	11,432	234,470
United Fire Group, Inc.	4,192	104,087
Universal Insurance Holdings, Inc.	5,838	41,333
		6,975,322
Real Estate Investment Trusts 7.9%
Acadia Realty Trust (REIT)	11,001	271,615
AG Mortgage Investment Trust, Inc. (REIT)	5,534	104,095
Agree Realty Corp. (REIT)	2,708	79,940
Alexander's, Inc. (REIT)	411	120,715
American Assets Trust, Inc. (REIT)	6,610	203,985
American Capital Mortgage Investment Corp. (REIT)	11,718	210,572
American Realty Capital Properties, Inc. (REIT)	30,662	467,902
American Residential Properties, Inc. (REIT)*	2,970	51,084
AmREIT, Inc. "B", (REIT)	3,220	62,275
Anworth Mortgage Asset Corp. (REIT)	29,093	162,921
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,325	116,321
Apollo Residential Mortgage, Inc. (REIT)	6,380	105,142
Ares Commercial Real Estate Corp. (REIT)	1,283	16,435
Armada Hoffler Properties, Inc. (REIT)	3,782	44,552
ARMOUR Residential REIT, Inc. (REIT)	74,376	350,311
Ashford Hospitality Trust (REIT)	10,340	118,393
Associated Estates Realty Corp. (REIT) (a)	10,071	161,942
Aviv REIT, Inc. (REIT)	2,286	57,813
Campus Crest Communities, Inc. (REIT)	12,806	147,781
CapLease, Inc. (REIT)	17,662	149,067
Capstead Mortgage Corp. (REIT)	18,994	229,827
Cedar Realty Trust, Inc. (REIT)	14,279	73,965
Chambers Street Properties (REIT)	49,523	495,230
Chatham Lodging Trust (REIT)	3,582	61,539
Chesapeake Lodging Trust (REIT)	9,646	200,540
Colonial Properties Trust (REIT)	17,643	425,549
Colony Financial, Inc. (REIT)	12,851	255,606
Coresite Realty Corp. (REIT)	4,173	132,743
Cousins Properties, Inc. (REIT)	21,442	216,564
CubeSmart (REIT)	26,498	423,438
CyrusOne, Inc. (REIT)	3,904	80,969
CYS Investments, Inc. (REIT)	34,706	319,642
DCT Industrial Trust, Inc. (REIT)	57,830	413,485
DiamondRock Hospitality Co. (REIT)	38,716	360,833
DuPont Fabros Technology, Inc. (REIT) (a)	12,415	299,822
Dynex Capital, Inc. (REIT)	10,838	110,439
EastGroup Properties, Inc. (REIT)	6,012	338,295
Education Realty Trust, Inc. (REIT)	22,655	231,761
Ellington Residential Mortgage REIT (REIT)	1,285	22,937
EPR Properties (REIT) (a)	9,353	470,175
Equity One, Inc. (REIT) (a)	11,933	270,044
Excel Trust, Inc. (REIT)	9,565	122,528
FelCor Lodging Trust, Inc. (REIT)*	24,659	145,735
	Shares	Value ($)

First Industrial Realty Trust, Inc. (REIT)	21,346	323,819
First Potomac Realty Trust (REIT)	11,850	154,761
Franklin Street Properties Corp. (REIT)	17,964	237,125
Getty Realty Corp. (REIT) (a)	5,069	104,675
Gladstone Commercial Corp. (REIT)	2,468	46,004
Glimcher Realty Trust (REIT)	28,766	314,125
Government Properties Income Trust (REIT)	10,881	274,419
Gramercy Property Trust, Inc. (REIT)*	11,798	53,091
Healthcare Realty Trust, Inc. (REIT)	17,965	458,107
Hersha Hospitality Trust (REIT)	40,253	227,027
Highwoods Properties, Inc. (REIT)	16,366	582,793
Hudson Pacific Properties, Inc. (REIT) (a)	8,588	182,753
Inland Real Estate Corp. (REIT)	16,962	173,352
Invesco Mortgage Capital (REIT)	26,884	445,199
Investors Real Estate Trust (REIT)	20,109	172,937
iStar Financial, Inc. (REIT)*	17,102	193,082
JAVELIN Mortgage Investment Corp. (REIT)	2,677	37,719
Kite Realty Group Trust (REIT)	18,085	109,053
LaSalle Hotel Properties (REIT)	18,998	469,251
Lexington Realty Trust (REIT) (a)	33,590	392,331
LTC Properties, Inc. (REIT)	6,896	269,289
Medical Properties Trust, Inc. (REIT) (a)	29,858	427,567
Monmouth Real Estate Investment Corp. "A", (REIT)	8,656	85,435
MPG Office Trust, Inc. (REIT)*	11,435	35,906
National Health Investors, Inc. (REIT)	4,886	292,476
New Residential Investment Corp. (REIT)	50,353	339,379
New York Mortgage Trust, Inc. (REIT) (a)	12,347	83,589
NorthStar Realty Finance Corp. (REIT) (a)	39,174	356,483
One Liberty Properties, Inc. (REIT)	2,318	50,903
Parkway Properties, Inc. (REIT)	8,673	145,359
Pebblebrook Hotel Trust (REIT)	12,210	315,629
Pennsylvania Real Estate Investment Trust (REIT)	13,524	255,333
PennyMac Mortgage Investment Trust (REIT)	11,729	246,895
Potlatch Corp. (REIT)	8,056	325,785
PS Business Parks, Inc. (REIT)	3,619	261,183
RAIT Financial Trust (REIT) (a)	13,664	102,753
Ramco-Gershenson Properties Trust (REIT)	11,834	183,782
Redwood Trust, Inc. (REIT) (a)	16,313	277,321
Resource Capital Corp. (REIT)	25,576	157,292
Retail Opportunity Investments Corp. (REIT)	13,195	183,411
RLJ Lodging Trust (REIT)	24,609	553,456
Rouse Properties, Inc. (REIT) (a)	4,565	89,565
Ryman Hospitality Properties, Inc. (REIT) (a)	8,779	342,469
Sabra Health Care REIT, Inc. (REIT)	7,418	193,684
Saul Centers, Inc. (REIT)	1,566	69,624
Select Income REIT (REIT)	3,432	96,233
Silver Bay Realty Trust Corp. (REIT) (a)	3,031	50,193
Sovran Self Storage, Inc. (REIT)	6,277	406,687
Spirit Realty Capital, Inc. (REIT)	11,458	203,036
	Shares	Value ($)

STAG Industrial, Inc. (REIT)	8,317	165,924
Strategic Hotels & Resorts, Inc. (REIT)*	36,082	319,687
Summit Hotel Properties, Inc. (REIT)	13,081	123,615
Sun Communities, Inc. (REIT) (a)	7,126	354,590
Sunstone Hotel Investors, Inc. (REIT)*	32,372	391,054
Terreno Realty Corp. (REIT)	3,936	72,934
The Geo Group, Inc. (REIT)	14,260	484,127
UMH Properties, Inc. (REIT)	2,873	29,506
Universal Health Realty Income Trust (REIT)	2,314	99,803
Urstadt Biddle Properties "A", (REIT)	5,063	102,121
Washington Real Estate Investment Trust (REIT) (a)	13,212	355,535
Western Asset Mortgage Capital Corp. (REIT) (a)	4,827	84,279
Whitestone REIT (REIT)	3,366	53,048
Winthrop Realty Trust (REIT)	5,839	70,243
ZAIS Financial Corp. (REIT)	1,162	21,114
		22,784,447
Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	8,571	340,697
Altisource Residential Corp.*	4,985	83,200
AV Homes, Inc.*	1,871	33,173
Consolidated-Tomoka Land Co.	1,162	44,342
Forestar Group, Inc.*	6,891	138,233
Kennedy-Wilson Holdings, Inc.	10,434	173,622
Tejon Ranch Co.*	2,733	77,863
Thomas Properties Group, Inc.	6,267	33,215
		924,345
Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	17,417	187,755
Bank Mutual Corp.	9,229	52,052
BankFinancial Corp.	4,312	36,652
BBX Capital Corp. "A"*	1,425	18,397
Beneficial Mutual Bancorp., Inc.*	6,567	55,163
Berkshire Hills Bancorp., Inc.	5,063	140,549
BofI Holding, Inc.*	2,433	111,480
Brookline Bancorp., Inc.	13,897	120,626
Capitol Federal Financial, Inc.	29,719	360,937
Charter Financial Corp.	4,570	46,066
Clifton Savings Bancorp., Inc.	1,503	17,811
Dime Community Bancshares	6,460	98,967
Doral Financial Corp.*	29,022	24,088
ESB Financial Corp.	2,729	33,103
ESSA Bancorp., Inc.	1,870	20,495
EverBank Financial Corp.	16,011	265,142
Federal Agricultural Mortgage Corp. "C"	2,041	58,944
First Defiance Financial Corp.	1,910	43,070
First Federal Bancshares of Arkansas, Inc.*	766	6,051
First Financial Northwest, Inc.	3,488	35,961
First PacTrust Bancorp, Inc.	2,319	31,492
Flagstar Bancorp., Inc.*	3,943	55,044
Fox Chase Bancorp.	2,343	39,831
Franklin Financial Corp.	2,081	37,479
Hingham Institution for Savings	278	18,871
Home Bancorp., Inc.*	1,218	22,533
Home Loan Servicing Solutions Ltd.	11,322	271,388
HomeStreet, Inc.	2,571	55,148
	Shares	Value ($)

Kearny Financial Corp.*	2,975	31,208
Meridian Interstate Bancorp., Inc.*	1,644	30,956
Meta Financial Group, Inc.	1,088	28,593
MGIC Investment Corp.* (a)	64,839	393,573
NASB Financial, Inc.*	914	23,919
Northfield Bancorp., Inc.	11,605	136,011
Northwest Bancshares, Inc.	18,691	252,515
OceanFirst Financial Corp.	2,591	40,290
Oritani Financial Corp.	8,948	140,305
PennyMac Financial Services, Inc. "A"*	2,540	54,026
Provident Financial Holdings, Inc.	1,890	30,013
Provident Financial Services, Inc.	11,811	186,378
Provident New York Bancorp.	8,788	82,080
Radian Group, Inc. (a)	34,403	399,763
Rockville Financial, Inc.	5,424	70,946
Roma Financial Corp.	1,342	24,371
Territorial Bancorp., Inc.	2,088	47,210
Tree.com, Inc.	1,316	22,556
TrustCo Bank Corp.	18,598	101,173
United Community Financial Corp.*	7,867	36,581
United Financial Bancorp., Inc.	3,855	58,403
Walker & Dunlop, Inc.*	3,264	57,120
Waterstone Financial, Inc.*	1,592	16,175
Westfield Financial, Inc.	3,698	25,886
WSFS Financial Corp.	1,561	81,781
		4,636,927
Health Care 12.0%
Biotechnology 3.6%
ACADIA Pharmaceuticals, Inc.*	13,940	253,011
Achillion Pharmaceuticals, Inc.*	19,192	156,991
Acorda Therapeutics, Inc.*	8,064	266,031
Aegerion Pharmaceuticals, Inc.* (a)	5,701	361,101
Alnylam Pharmaceuticals, Inc.*	11,551	358,196
AMAG Pharmaceuticals, Inc.*	4,353	96,854
Amicus Therapeutics, Inc.*	6,576	15,322
Anacor Pharmaceuticals, Inc.*	5,025	28,090
Arena Pharmaceuticals, Inc.* (a)	43,315	333,525
ArQule, Inc.*	12,510	29,023
Array BioPharma, Inc.*	23,427	106,359
Astex Pharmaceuticals, Inc.*	18,961	77,930
Aveo Pharmaceuticals, Inc.* (a)	9,445	23,612
BioTime, Inc.* (a)	7,922	31,371
Cell Therapeutics, Inc.*	22,201	23,311
Celldex Therapeutics, Inc.*	16,088	251,134
Cepheid, Inc.* (a)	13,339	459,128
Chelsea Therapeutics International Ltd.*	13,299	30,588
ChemoCentryx, Inc.*	4,874	68,918
Chimerix, Inc.*	1,674	40,578
Clovis Oncology, Inc.*	2,734	183,123
Coronado Biosciences, Inc.* (a)	4,369	37,573
Curis, Inc.* (a)	16,257	51,860
Cytokinetics, Inc.*	4,923	56,959
Cytori Therapeutics, Inc.*	12,909	29,691
Dendreon Corp.* (a)	31,751	130,814
Durata Therapeutics, Inc.*	2,568	18,490
Dyax Corp.*	21,677	75,002
Dynavax Technologies Corp.*	35,219	38,741
Emergent Biosolutions, Inc.*	5,384	77,637
Enanta Pharmaceuticals, Inc.*	710	12,574
Enzon Pharmaceuticals, Inc.	8,130	16,260
Epizyme, Inc.*	1,166	32,800
	Shares	Value ($)

Exact Sciences Corp.*	12,744	177,269
Exelixis, Inc.* (a)	36,444	165,456
Fibrocell Science, Inc.*	3,338	20,429
Galena Biopharma, Inc.*	16,521	36,677
Genomic Health, Inc.*	3,355	106,387
Geron Corp.*	24,011	36,016
GTx, Inc.*	5,284	34,874
Halozyme Therapeutics, Inc.* (a)	17,444	138,505
Hyperion Therapeutics, Inc.*	1,665	36,630
Idenix Pharmaceuticals, Inc.* (a)	19,829	71,583
ImmunoGen, Inc.* (a)	16,793	278,596
Immunomedics, Inc.* (a)	14,559	79,201
Infinity Pharmaceuticals, Inc.*	9,523	154,749
Insmed, Inc.*	5,611	67,108
Insys Therapeutics, Inc.*	1,002	13,868
Intercept Pharmaceuticals, Inc.*	1,245	55,826
InterMune, Inc.* (a)	16,186	155,709
Ironwood Pharmaceuticals, Inc.* (a)	18,484	183,916
Isis Pharmaceuticals, Inc.* (a)	22,344	600,383
KaloBios Pharmaceuticals, Inc.*	1,800	10,188
Keryx Biopharmaceuticals, Inc.* (a)	16,063	119,991
KYTHERA Biopharmaceuticals, Inc.*	2,023	54,722
Lexicon Pharmaceuticals, Inc.*	46,074	99,981
Ligand Pharmaceuticals, Inc. "B"*	3,606	134,937
MannKind Corp.* (a)	29,593	192,354
MEI Pharma, Inc.*	1,889	13,469
Merrimack Pharmaceuticals, Inc.*	18,042	121,423
MiMedx Group, Inc.*	16,723	118,064
Momenta Pharmaceuticals, Inc.*	9,362	140,992
Nanosphere, Inc.*	8,316	25,530
Neurocrine Biosciences, Inc.*	13,466	180,175
NewLink Genetics Corp.*	3,441	67,857
Novavax, Inc.* (a)	27,296	55,957
NPS Pharmaceuticals, Inc.* (a)	19,948	301,215
OncoGenex Pharmaceutical, Inc.*	3,086	30,243
Opko Health, Inc.* (a)	28,255	200,610
Orexigen Therapeutics, Inc.*	18,785	109,892
Osiris Therapeutics, Inc.* (a)	3,392	34,157
OvaScience, Inc.*	1,767	24,261
PDL BioPharma, Inc. (a)	27,749	214,222
Peregrine Pharmaceuticals, Inc.*	27,214	35,106
Portola Pharmaceuticals, Inc.*	1,921	47,199
Progenics Pharmaceuticals, Inc.*	10,119	45,131
Prothena Corp. PLC*	2,351	30,351
Puma Biotechnology, Inc.*	4,405	195,450
Raptor Pharmaceuticals Corp.*	10,902	101,934
Receptos, Inc.*	1,142	22,714
Regulus Therapeutics, Inc.*	1,770	17,364
Repligen Corp.*	6,138	50,577
Rigel Pharmaceuticals, Inc.*	17,434	58,230
Sangamo BioSciences, Inc.* (a)	10,721	83,731
Sarepta Therapeutics, Inc.*	6,348	241,472
SIGA Technologies, Inc.* (a)	7,593	21,564
Spectrum Pharmaceuticals, Inc. (a)	12,170	90,788
Stemline Therapeutics, Inc.*	1,818	43,341
Sunesis Pharmaceuticals, Inc.*	6,019	31,359
Synageva BioPharma Corp.*	3,391	142,422
Synergy Pharmaceuticals, Inc.*	15,993	69,090
Synta Pharmaceuticals Corp.* (a)	8,115	40,494
Targacept, Inc.*	5,911	25,240
TESARO, Inc.*	2,660	87,088
Tetraphase Pharmaceuticals, Inc.*	2,249	15,810
	Shares	Value ($)

TG Therapeutics, Inc.*	2,528	16,154
Threshold Pharmaceuticals, Inc.*	9,819	51,648
Trius Therapeutics, Inc.*	7,385	59,966
Vanda Pharmaceuticals, Inc.*	5,950	48,076
Verastem, Inc.*	2,860	39,697
Vical, Inc.* (a)	15,287	47,848
XOMA Corp.* (a)	12,371	44,907
ZIOPHARM Oncology, Inc.* (a)	13,501	28,352
		10,269,122
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	4,360	207,144
ABIOMED, Inc.*	7,706	166,141
Accuray, Inc.* (a)	14,940	85,756
Align Technology, Inc.* (a)	14,551	538,969
Alphatec Holdings, Inc.*	11,428	23,427
Analogic Corp.	2,433	177,195
AngioDynamics, Inc.*	4,765	53,749
Anika Therapeutics, Inc.*	2,266	38,522
Antares Pharma, Inc.* (a)	22,505	93,621
ArthroCare Corp.*	5,560	191,987
AtriCure, Inc.*	4,149	39,415
Atrion Corp.	317	69,331
Biolase, Inc.*	6,296	22,540
Cantel Medical Corp.	4,321	146,352
Cardiovascular Systems, Inc.*	4,161	88,213
Cerus Corp.* (a)	13,851	61,221
CONMED Corp.	5,505	171,976
CryoLife, Inc.	5,690	35,619
Cutera, Inc.*	2,914	25,643
Cyberonics, Inc.*	5,501	285,832
Cynosure, Inc. "A"*	3,761	97,709
Derma Sciences, Inc.*	2,806	37,460
Dexcom, Inc.*	14,120	316,994
Endologix, Inc.*	12,481	165,748
Exactech, Inc.*	1,915	37,821
Genmark Diagnostics, Inc.*	5,793	59,946
Globus Medical, Inc. "A"* (a)	10,867	183,218
Greatbatch, Inc.*	4,751	155,785
Haemonetics Corp.*	10,163	420,240
HeartWare International, Inc.*	3,253	309,393
ICU Medical, Inc.*	2,579	185,843
Insulet Corp.*	10,560	331,690
Integra LifeSciences Holdings*	4,011	146,923
Invacare Corp.	6,448	92,593
MAKO Surgical Corp.* (a)	8,378	100,955
Masimo Corp.	9,676	205,131
Medical Action Industries, Inc.*	2,888	22,238
Meridian Bioscience, Inc. (a)	8,240	177,160
Merit Medical Systems, Inc.*	8,309	92,645
Natus Medical, Inc.*	6,073	82,896
Navidea Biopharmaceuticals, Inc.* (a)	23,767	63,458
Neogen Corp.*	4,748	263,799
NuVasive, Inc.*	8,872	219,937
NxStage Medical, Inc.*	11,877	169,604
OraSure Technologies, Inc.*	11,294	43,821
Orthofix International NV*	3,848	103,511
PhotoMedex, Inc.*	2,901	46,242
Quidel Corp.* (a)	5,588	142,662
Rochester Medical Corp.*	2,312	34,056
Rockwell Medical Technologies, Inc.* (a)	7,790	28,122
RTI Biologics, Inc.*	11,253	42,311
	Shares	Value ($)

Solta Medical, Inc.*	13,413	30,582
Spectranetics Corp.*	8,022	149,851
STAAR Surgical Co.*	7,320	74,298
STERIS Corp.	11,726	502,811
SurModics, Inc.*	2,897	57,969
Symmetry Medical, Inc.*	7,449	62,721
TearLab Corp.*	5,090	54,056
Thoratec Corp.*	11,405	357,090
Tornier NV*	5,159	90,282
Unilife Corp.* (a)	18,825	59,675
Utah Medical Products, Inc.	613	33,286
Vascular Solutions, Inc.*	3,329	48,970
Volcano Corp.*	10,971	198,904
West Pharmaceutical Services, Inc.	6,884	483,670
Wright Medical Group, Inc.* (a)	8,042	210,781
Zeltiq Aesthetics, Inc.*	3,688	23,566
		9,341,076
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	7,060	233,474
Accretive Health, Inc.* (a)	11,541	124,758
Addus HomeCare Corp.*	1,093	21,576
Air Methods Corp. (a)	7,737	262,130
Alliance HealthCare Services, Inc.*	990	15,484
Almost Family, Inc.	1,622	30,818
Amedisys, Inc.*	6,312	73,345
AMN Healthcare Services, Inc.*	9,020	129,166
AmSurg Corp.*	6,358	223,166
Assisted Living Concepts, Inc. "A"	3,867	46,249
Bio-Reference Laboratories, Inc.* (a)	4,863	139,811
BioScrip, Inc.*	11,617	191,681
Capital Senior Living Corp.*	5,662	135,322
Centene Corp.*	10,833	568,299
Chemed Corp. (a)	3,758	272,192
Chindex International, Inc.*	2,458	39,869
CorVel Corp.*	2,286	66,911
Cross Country Healthcare, Inc.*	5,564	28,710
Emeritus Corp.*	8,019	185,880
ExamWorks Group, Inc.*	6,049	128,420
Five Star Quality Care, Inc.*	8,714	48,886
Gentiva Health Services, Inc.*	6,267	62,419
Hanger, Inc.*	6,876	217,488
HEALTHSOUTH Corp.* (a)	17,357	499,882
Healthways, Inc.*	6,686	116,203
IPC The Hospitalist Co., Inc.*	3,309	169,950
Kindred Healthcare, Inc.*	10,762	141,305
Landauer, Inc.	1,864	90,050
LHC Group, Inc.*	2,392	46,835
Magellan Health Services, Inc.*	5,392	302,383
Molina Healthcare, Inc.* (a)	5,643	209,807
MWI Veterinary Supply, Inc.*	2,548	314,016
National Healthcare Corp.	2,165	103,487
National Research Corp. "A"*	1,954	35,172
Owens & Minor, Inc. (a)	12,621	426,968
PharMerica Corp.*	5,768	79,944
Providence Service Corp.*	2,113	61,467
Select Medical Holdings Corp.	9,674	79,327
Skilled Healthcare Group, Inc. "A"*	3,587	23,961
Team Health Holdings, Inc.*	13,679	561,797
The Ensign Group, Inc.	3,871	136,337
Triple-S Management Corp. "B"*	4,714	101,210
U.S. Physical Therapy, Inc.	2,363	65,313
Universal American Corp.	7,698	68,435
	Shares	Value ($)

USMD Holdings, Inc.*	215	6,362
Vanguard Health Systems, Inc.*	6,853	142,131
WellCare Health Plans, Inc.*	8,650	480,508
		7,508,904
Health Care Technology 0.8%
athenahealth, Inc.*	7,313	619,557
Computer Programs & Systems, Inc.	2,250	110,565
Greenway Medical Technologies, Inc.*	2,869	35,403
HealthStream, Inc.*	4,073	103,128
HMS Holdings Corp.*	17,453	406,655
MedAssets, Inc.*	12,025	213,324
Medidata Solutions, Inc.*	5,293	409,943
Merge Healthcare, Inc.*	13,434	48,362
Omnicell, Inc.*	6,712	137,932
Quality Systems, Inc.	7,842	146,724
Vocera Communications, Inc.*	4,197	61,696
		2,293,289
Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*	2,063	16,752
Affymetrix, Inc.* (a)	14,303	63,505
Albany Molecular Research, Inc.*	4,630	54,958
Cambrex Corp.*	6,152	85,943
Fluidigm Corp.*	4,931	86,095
Furiex Pharmaceuticals, Inc.*	1,319	44,938
Harvard Bioscience, Inc.*	4,845	22,917
Luminex Corp.*	7,426	153,050
NeoGenomics, Inc.*	6,525	25,970
Pacific Biosciences of California, Inc.*	9,359	23,585
PAREXEL International Corp.* (a)	11,317	519,903
Sequenom, Inc.* (a)	22,778	95,895
		1,193,511
Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.*	4,149	38,461
Akorn, Inc.* (a)	11,667	157,738
Alimera Sciences, Inc.*	3,361	16,402
Ampio Pharmaceuticals, Inc.* (a)	5,448	31,435
Auxilium Pharmaceuticals, Inc.*	9,955	165,552
AVANIR Pharmaceuticals, Inc. "A"*	28,299	130,175
BioDelivery Sciences International, Inc.* (a)	5,642	22,907
Cadence Pharmaceuticals, Inc.* (a)	12,264	83,640
Cempra, Inc.*	2,942	23,036
Corcept Therapeutics, Inc.* (a)	9,525	16,478
Cornerstone Therapeutics, Inc.*	1,644	13,152
DepoMed, Inc.*	11,449	64,229
Endocyte, Inc.*	6,029	79,161
Hi-Tech Pharmacal Co., Inc.	2,241	74,401
Horizon Pharma, Inc.*	10,194	25,077
Impax Laboratories, Inc.*	13,532	269,963
Lannett Co., Inc.*	3,363	40,053
Medicines Co.*	11,138	342,605
Nektar Therapeutics*	22,973	265,338
Omeros Corp.* (a)	6,014	30,311
Omthera Pharmaceuticals, Inc.*	1,167	15,521
Optimer Pharmaceuticals, Inc.* (a)	9,848	142,501
Pacira Pharmaceuticals, Inc.*	5,483	159,007
Pernix Therapeutics Holdings, Inc.*	3,431	12,386
POZEN, Inc.*	5,530	27,705
Questcor Pharmaceuticals, Inc. (a)	10,324	469,329
	Shares	Value ($)

Repros Therapeutics, Inc.*	3,578	66,014
Sagent Pharmaceuticals, Inc.*	3,319	69,633
Santarus, Inc.*	11,135	234,392
SciClone Pharmaceuticals, Inc.*	10,496	52,060
Sucampo Pharmaceuticals, Inc. "A"*	2,966	19,516
Supernus Pharmaceuticals, Inc.*	2,943	18,924
TherapeuticsMD, Inc.*	15,503	46,974
ViroPharma, Inc.* (a)	12,994	372,278
VIVUS, Inc.* (a)	20,018	251,826
XenoPort, Inc.*	8,865	43,882
Zogenix, Inc.*	15,163	25,929
		3,917,991
Industrials 14.0%
Aerospace & Defense 1.5%
AAR Corp.	7,893	173,488
Aerovironment, Inc.*	3,595	72,547
American Science & Engineering, Inc.	1,617	90,552
API Technologies Corp.*	7,059	19,765
Astronics Corp.*	2,539	103,753
Cubic Corp.	3,943	189,658
Curtiss-Wright Corp.	9,297	344,547
DigitalGlobe, Inc.*	14,821	459,599
Ducommun, Inc.*	2,110	44,859
Engility Holdings, Inc.*	3,415	97,054
Erickson Air-Crane, Inc.*	748	14,070
Esterline Technologies Corp.*	6,219	449,571
GenCorp, Inc.* (a)	12,141	197,413
HEICO Corp. (a)	10,557	531,756
Innovative Solutions & Support, Inc.	2,493	15,955
Kratos Defense & Security Solutions, Inc.*	8,744	56,661
LMI Aerospace, Inc.*	2,178	40,816
Moog, Inc. "A"*	9,003	463,925
National Presto Industries, Inc.	980	70,589
Orbital Sciences Corp.*	11,843	205,713
Sparton Corp.*	2,028	34,963
Taser International, Inc.*	10,377	88,412
Teledyne Technologies, Inc.*	7,425	574,324
The Keyw Holding Corp.*	6,335	83,939
		4,423,929
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	10,665	70,496
Atlas Air Worldwide Holdings, Inc.*	5,135	224,708
Echo Global Logistics, Inc.*	3,540	68,995
Forward Air Corp.	5,993	229,412
Hub Group, Inc. "A"*	7,354	267,833
Pacer International, Inc.*	6,800	42,908
Park-Ohio Holdings Corp.*	1,790	59,034
UTi Worldwide, Inc.	18,031	296,970
XPO Logistics, Inc.* (a)	3,592	64,979
		1,325,335
Airlines 0.7%
Allegiant Travel Co. (a)	2,978	315,638
Era Group, Inc.*	4,006	104,757
Hawaiian Holdings, Inc.*	10,446	63,825
JetBlue Airways Corp.* (a)	46,111	290,500
Republic Airways Holdings, Inc.*	9,919	112,382
SkyWest, Inc.	10,424	141,141
Spirit Airlines, Inc.*	11,989	380,891
	Shares	Value ($)

U.S. Airways Group, Inc.* (a)	32,553	534,520
		1,943,654
Building Products 0.7%
AAON, Inc.	3,716	122,925
American Woodmark Corp.*	1,925	66,798
Apogee Enterprises, Inc.	5,754	138,096
Builders FirstSource, Inc.*	8,626	51,583
Gibraltar Industries, Inc.*	6,278	91,408
Griffon Corp.	8,858	99,652
Insteel Industries, Inc.	3,512	61,530
NCI Building Systems, Inc.*	4,113	62,888
Nortek, Inc.*	1,785	115,008
Patrick Industries, Inc.*	1,324	27,526
PGT, Inc.*	6,604	57,257
Ply Gem Holdings, Inc.*	3,138	62,948
Quanex Building Products Corp.	7,522	126,670
Simpson Manufacturing Co., Inc.	8,066	237,302
Trex Co., Inc.* (a)	3,421	162,463
Universal Forest Products, Inc.	3,936	157,125
USG Corp.* (a)	15,275	352,089
		1,993,268
Commercial Services & Supplies 2.0%
A.T. Cross Co. "A"*	1,749	29,646
ABM Industries, Inc.	10,846	265,835
Acco Brands Corp.* (a)	22,453	142,801
Acorn Energy, Inc.	3,320	28,021
ARC Document Solutions, Inc.*	7,837	31,348
Casella Waste Systems, Inc. "A"*	7,903	34,062
CECO Environmental Corp.	2,013	24,760
Cenveo, Inc.*	10,795	22,993
CompX International, Inc.	367	5,123
Consolidated Graphics, Inc.*	1,439	67,647
Courier Corp.	2,434	34,758
Deluxe Corp.	10,122	350,727
EnerNOC, Inc.*	5,160	68,422
Ennis, Inc.	5,114	88,421
G & K Services, Inc. "A"	3,909	186,068
Gerber Scientific, Inc.	6,939	0
Healthcare Services Group, Inc.	13,601	333,497
Heritage-Crystal Clean, Inc.*	1,672	24,428
Herman Miller, Inc.	11,671	315,934
HNI Corp.	9,044	326,217
Innerworkings, Inc.*	8,819	95,686
Interface, Inc.	11,765	199,652
Intersections, Inc.	1,913	16,777
Kimball International, Inc. "B"	6,304	61,212
Knoll, Inc.	9,736	138,349
McGrath RentCorp.	5,069	173,157
Mine Safety Appliances Co.	5,685	264,637
Mobile Mini, Inc.*	7,631	252,968
Multi-Color Corp.	2,432	73,787
NL Industries, Inc.	1,487	16,803
Performant Financial Corp.*	4,445	51,518
Quad Graphics, Inc.	4,971	119,801
Schawk, Inc.	2,836	37,237
Standard Parking Corp.*	2,996	64,294
Steelcase, Inc. "A"	16,787	244,754
Swisher Hygiene, Inc.* (a)	22,340	19,210
Team, Inc.*	4,038	152,838
Tetra Tech, Inc.*	12,841	301,892
The Brink's Co.	9,527	243,034
TMS International Corp. "A"	2,696	39,982
	Shares	Value ($)

TRC Companies, Inc.*	3,118	21,826
U.S. Ecology, Inc.	3,635	99,744
UniFirst Corp.	2,918	266,267
United Stationers, Inc.	8,075	270,916
Viad Corp.	3,971	97,369
West Corp.	4,235	93,763
		5,798,181
Construction & Engineering 0.9%
Aegion Corp.*	7,773	174,970
Ameresco, Inc. "A"*	4,004	36,076
Argan, Inc.	2,776	43,306
Comfort Systems U.S.A., Inc.	7,323	109,259
Dycom Industries, Inc.*	6,575	152,146
EMCOR Group, Inc.	13,358	543,003
Furmanite Corp.*	7,129	47,693
Granite Construction, Inc.	7,721	229,777
Great Lakes Dredge & Dock Co.	11,549	90,313
Layne Christensen Co.*	3,824	74,606
MasTec, Inc.*	11,828	389,141
Michael Baker Corp.	1,664	45,111
MYR Group, Inc.*	4,281	83,266
Northwest Pipe Co.*	1,968	54,907
Orion Marine Group, Inc.*	5,582	67,486
Pike Electric Corp.	5,160	63,468
Primoris Services Corp.	7,017	138,375
Sterling Construction Co., Inc.*	3,490	31,620
Tutor Perini Corp.*	7,504	135,747
		2,510,270
Electrical Equipment 1.6%
Acuity Brands, Inc. (a)	8,527	643,959
American Superconductor Corp.* (a)	8,517	22,485
AZZ, Inc.	5,068	195,422
Belden, Inc.	8,765	437,637
Brady Corp. "A"	9,191	282,439
Capstone Turbine Corp.* (a)	60,560	70,855
Coleman Cable, Inc.	1,584	28,607
Encore Wire Corp.	4,109	140,117
EnerSys	9,583	469,950
Enphase Energy, Inc.*	3,166	24,473
Franklin Electric Co., Inc.	9,433	317,420
FuelCell Energy, Inc.* (a)	30,446	38,666
Generac Holdings, Inc.	10,264	379,871
General Cable Corp.	9,892	304,179
Global Power Equipment Group, Inc.	3,511	56,597
GrafTech International Ltd.*	23,232	169,129
II-VI, Inc.*	10,160	165,202
LSI Industries, Inc.	4,009	32,433
Polypore International, Inc.*	9,280	373,984
Powell Industries, Inc.*	1,828	94,416
Power Solutions International, Inc.*	379	12,731
PowerSecure International, Inc.*	3,780	56,813
Preformed Line Products Co.	538	35,675
Revolution Lighting Technologies, Inc.*	5,894	23,576
Thermon Group Holdings, Inc.*	5,394	110,038
Vicor Corp.*	3,660	25,071
		4,511,745
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,223	216,546
	Shares	Value ($)

Machinery 3.1%
Accuride Corp.*	7,953	40,242
Actuant Corp. "A" (a)	14,572	480,439
Alamo Group, Inc.	1,442	58,862
Albany International Corp. "A"	5,615	185,183
Altra Holdings, Inc.	5,370	147,031
American Railcar Industries, Inc.	1,823	61,089
Ampco-Pittsburgh Corp.	1,668	31,308
Astec Industries, Inc.	4,099	140,555
Barnes Group, Inc.	10,694	320,713
Blount International, Inc.*	9,628	113,803
Briggs & Stratton Corp.	9,578	189,644
Chart Industries, Inc.* (a)	6,033	567,645
CIRCOR International, Inc.	3,464	176,179
CLARCOR, Inc. (a)	9,876	515,626
Columbus McKinnon Corp.*	3,979	84,832
Commercial Vehicle Group, Inc.*	4,850	36,181
Douglas Dynamics, Inc.	4,521	58,683
Dynamic Materials Corp.	2,830	46,723
Energy Recovery, Inc.*	8,921	36,844
EnPro Industries, Inc.*	4,132	209,740
ESCO Technologies, Inc.	5,254	170,124
Federal Signal Corp.*	12,531	109,646
Flow International Corp.*	9,448	34,863
FreightCar America, Inc.	2,250	38,227
Global Brass & Copper Holdings, Inc.*	1,590	21,052
Gorman-Rupp Co.	2,978	94,820
Graham Corp.	1,988	59,700
Greenbrier Companies, Inc.*	4,778	116,440
Hardinge, Inc.	2,192	32,398
Hurco Companies, Inc.	1,321	38,005
Hyster-Yale Materials Handling, Inc.	2,093	131,419
John Bean Technologies Corp.	5,747	120,744
Kadant, Inc.	2,227	67,189
Kaydon Corp.	6,408	176,540
L.B. Foster Co. "A"	2,020	87,203
Lindsay Corp.	2,552	191,349
Lydall, Inc.*	3,455	50,443
Manitex International, Inc.*	2,441	26,729
Meritor, Inc.*	19,382	136,643
Met-Pro Corp.	2,893	38,882
Middleby Corp.*	3,740	636,137
Miller Industries, Inc.	2,280	35,066
Mueller Industries, Inc.	5,590	281,904
Mueller Water Products, Inc. "A"	31,407	217,022
NN, Inc.	3,208	36,603
Omega Flex, Inc.	649	9,651
PMFG, Inc.*	4,397	30,427
Proto Labs, Inc.*	3,396	220,638
RBC Bearings, Inc.*	4,572	237,515
Rexnord Corp.*	6,169	103,948
Standex International Corp.	2,525	133,194
Sun Hydraulics Corp.	4,320	135,130
Tecumseh Products Co. "A"*	3,678	40,201
Tennant Co.	3,655	176,427
The ExOne Co.* (a)	1,254	77,397
Titan International, Inc. (a)	10,645	179,581
TriMas Corp.*	7,902	294,587
Twin Disc, Inc.	1,581	37,470
Wabash National Corp.*	13,429	136,707
Watts Water Technologies, Inc. "A"	5,676	257,350
	Shares	Value ($)

Woodward, Inc.	13,684	547,360
Xerium Technologies, Inc.*	2,169	22,080
		9,090,133
Marine 0.1%
International Shipholding Corp.	1,157	26,993
Matson, Inc.	8,493	212,325
Ultrapetrol Bahamas Ltd.*	4,216	12,015
		251,333
Professional Services 1.3%
Acacia Research Corp.	9,783	218,650
Barrett Business Services, Inc.	1,428	74,556
CBIZ, Inc.*	7,747	51,982
CDI Corp.	2,751	38,954
Corporate Executive Board Co.	6,684	422,563
CRA International, Inc.*	2,038	37,642
Exponent, Inc.	2,619	154,809
Franklin Covey Co.*	1,769	23,811
FTI Consulting, Inc.*	8,005	263,284
GP Strategies Corp.*	3,023	72,008
Heidrick & Struggles International, Inc.	3,695	61,780
Huron Consulting Group, Inc.*	4,593	212,380
ICF International, Inc.*	3,917	123,425
Insperity, Inc.	4,460	135,138
Kelly Services, Inc. "A"	5,284	92,311
Kforce, Inc.	5,372	78,431
Korn/Ferry International*	9,783	183,333
Mistras Group, Inc.*	3,217	56,555
National Technical Systems, Inc.*	1,357	18,984
Navigant Consulting, Inc.*	9,994	119,928
Odyssey Marine Exploration, Inc.*	16,006	47,378
On Assignment, Inc.*	9,094	242,992
Pendrell Corp.*	32,569	85,331
Resources Connection, Inc.	8,071	93,624
RPX Corp.*	6,442	108,226
The Advisory Board Co.* (a)	7,072	386,485
TrueBlue, Inc.*	8,079	170,063
VSE Corp.	790	32,445
WageWorks, Inc.*	4,965	171,044
		3,778,112
Road & Rail 0.5%
Arkansas Best Corp.	5,113	117,343
Celadon Group, Inc.	3,901	71,193
Heartland Express, Inc.	9,172	127,216
Knight Transportation, Inc.	11,593	194,994
Marten Transport Ltd.	4,715	73,876
Patriot Transportation Holding, Inc.*	1,282	38,511
Quality Distribution, Inc.*	4,104	36,280
Roadrunner Transportation Systems, Inc.*	3,512	97,774
Saia, Inc.*	4,911	147,183
Swift Transportation Co.*	16,678	275,854
Universal Truckload Services, Inc.*	996	24,014
Werner Enterprises, Inc. (a)	9,106	220,092
YRC Worldwide, Inc.*	1,869	53,734
		1,478,064
Trading Companies & Distributors 1.0%
Aceto Corp.	5,416	75,445
Aircastle Ltd.	13,611	217,640
Applied Industrial Technologies, Inc.	8,384	405,199
Beacon Roofing Supply, Inc.*	9,662	365,997
	Shares	Value ($)

BlueLinx Holdings, Inc.*	7,130	15,329
CAI International, Inc.*	3,405	80,256
DXP Enterprises, Inc.*	1,886	125,608
Edgen Group, Inc.*	3,256	20,773
H&E Equipment Services, Inc.	5,797	122,143
Houston Wire & Cable Co.	3,672	50,820
Kaman Corp.	5,440	188,006
Rush Enterprises, Inc. "A"*	6,979	172,730
TAL International Group, Inc. (a)	6,729	293,182
Textainer Group Holdings Ltd.	4,232	162,678
Titan Machinery, Inc.* (a)	3,509	68,882
Watsco, Inc.	5,108	428,868
		2,793,556
Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	8,192	152,125
Information Technology 17.0%
Communications Equipment 1.9%
ADTRAN, Inc. (a)	11,790	290,152
Alliance Fiber Optic Products, Inc.	1,144	22,891
Anaren, Inc.*	2,303	52,831
Arris Group, Inc.*	23,315	334,570
Aruba Networks, Inc.* (a)	22,675	348,288
Aviat Networks, Inc.*	12,901	33,801
Bel Fuse, Inc. "B"	2,122	28,541
Black Box Corp.	3,116	78,897
CalAmp Corp.*	6,834	99,776
Calix, Inc.*	8,115	81,961
Ciena Corp.* (a)	20,169	391,682
Comtech Telecommunications Corp.	3,330	89,544
Digi International, Inc.*	5,104	47,824
Emulex Corp.*	18,404	119,994
Extreme Networks, Inc.*	18,863	65,077
Finisar Corp.* (a)	18,501	313,592
Globecomm Systems, Inc.*	4,862	61,456
Harmonic, Inc.*	22,544	143,154
Infinera Corp.* (a)	22,858	243,895
InterDigital, Inc. (a)	8,187	365,550
Ixia*	11,237	206,761
KVH Industries, Inc.*	2,910	38,732
NETGEAR, Inc.*	7,663	234,028
NumereX Corp. "A"*	2,771	30,924
Oplink Communications, Inc.*	3,840	66,701
ParkerVision, Inc.* (a)	17,729	80,667
PC-Tel, Inc.	3,371	28,586
Plantronics, Inc.	8,612	378,239
Procera Networks, Inc.* (a)	4,029	55,318
Ruckus Wireless, Inc.*	8,660	110,935
ShoreTel, Inc.*	11,685	47,091
Sonus Networks, Inc.*	42,174	126,944
Symmetricom, Inc.*	8,349	37,487
Tellabs, Inc.	70,663	139,913
TESSCO Technologies, Inc.	1,172	30,941
Ubiquiti Networks, Inc.	2,574	45,148
ViaSat, Inc.* (a)	7,872	562,533
Westell Technologies, Inc. "A"*	9,080	21,701
		5,456,125
Computers & Peripherals 0.6%
Avid Technology, Inc.*	5,974	35,127
Cray, Inc.*	7,863	154,430
Datalink Corp.*	3,305	35,165
Electronics for Imaging, Inc.*	9,239	261,371
	Shares	Value ($)

Fusion-io, Inc.*	15,134	215,508
Hutchinson Technology, Inc.*	4,651	21,999
Imation Corp.*	6,407	27,102
Immersion Corp.*	5,729	75,909
Intermec, Inc.*	11,935	117,321
QLogic Corp.*	17,716	169,365
Quantum Corp.*	42,116	57,699
Silicon Graphics International Corp.* (a)	6,646	88,924
STEC, Inc.*	6,665	44,789
Super Micro Computer, Inc.*	6,403	68,128
Synaptics, Inc.* (a)	6,463	249,213
		1,622,050
Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	4,188	33,043
Agilysys, Inc.*	2,773	31,307
Anixter International, Inc.*	5,396	409,071
Audience, Inc.*	1,911	25,244
Badger Meter, Inc.	2,843	126,656
Benchmark Electronics, Inc.*	10,832	217,723
Checkpoint Systems, Inc.*	8,143	115,549
Cognex Corp.	8,646	390,972
Coherent, Inc.	4,876	268,521
CTS Corp.	6,667	90,938
Daktronics, Inc.	7,031	72,138
DTS, Inc.*	3,554	73,141
Electro Rent Corp.	3,728	62,593
Electro Scientific Industries, Inc.	4,754	51,153
Fabrinet*	5,635	78,890
FARO Technologies, Inc.*	3,452	116,747
FEI Co. (a)	7,678	560,417
GSI Group, Inc.*	5,874	47,227
Insight Enterprises, Inc.*	8,639	153,256
InvenSense, Inc.* (a)	11,294	173,702
Itron, Inc.*	7,865	333,712
KEMET Corp.*	8,423	34,619
Littelfuse, Inc.	4,395	327,911
Maxwell Technologies, Inc.*	5,928	42,385
Measurement Specialties, Inc.*	3,045	141,684
Mercury Systems, Inc.*	6,388	58,897
Mesa Laboratories, Inc.	558	30,205
Methode Electronics, Inc.	7,305	124,258
MTS Systems Corp.	3,145	178,007
Multi-Fineline Electronix, Inc.*	1,882	27,872
Navarre Corp.*	7,968	21,992
Neonode, Inc.*	4,884	29,060
Newport Corp.*	7,731	107,693
OSI Systems, Inc.*	3,968	255,619
Park Electrochemical Corp.	4,107	98,609
PC Connection, Inc.	1,948	30,097
Plexus Corp.*	6,779	202,624
Power-One, Inc.*	13,532	85,522
RadiSys Corp.*	4,981	23,959
RealD, Inc.*	7,996	111,144
Richardson Electronics Ltd.	2,550	29,937
Rofin-Sinar Technologies, Inc.*	5,602	139,714
Rogers Corp.*	3,439	162,733
Sanmina Corp.*	16,424	235,684
ScanSource, Inc.*	5,518	176,576
SYNNEX Corp.*	5,254	222,139
TTM Technologies, Inc.*	10,487	88,091
Uni-pixel, Inc.*	2,010	29,467
Universal Display Corp.* (a)	7,997	224,796
	Shares	Value ($)

Viasystems Group, Inc.*	653	7,529
Vishay Precision Group, Inc.*	2,302	34,852
Zygo Corp.*	3,334	52,711
		6,768,386
Internet Software & Services 2.9%
Angie's List, Inc.* (a)	8,406	223,179
Bankrate, Inc.* (a)	9,059	130,087
Bazaarvoice, Inc.*	9,558	90,036
Blucora, Inc.*	8,180	151,657
Brightcove, Inc.*	5,590	48,968
Carbonite, Inc.*	2,457	30,442
ChannelAdvisor Corp.*	1,180	18,561
comScore, Inc.*	7,107	173,340
Constant Contact, Inc.*	6,060	97,384
Cornerstone OnDemand, Inc.* (a)	8,035	347,835
CoStar Group, Inc.*	5,682	733,376
Dealertrack Technologies, Inc.*	8,611	305,088
Demand Media, Inc.*	7,184	43,104
Demandware, Inc.*	3,202	135,797
Dice Holdings, Inc.*	8,051	74,150
Digital River, Inc.*	7,017	131,709
E2open, Inc.*	2,934	51,345
EarthLink, Inc.	20,485	127,212
eGain Corp.*	2,595	24,964
Envestnet, Inc.*	4,497	110,626
ExactTarget, Inc.*	8,519	287,261
Global Eagle Entertainment, Inc.*	4,270	42,956
Internap Network Services Corp.*	10,907	90,201
Intralinks Holdings, Inc.*	7,345	53,325
j2 Global, Inc. (a)	9,141	388,584
Keynote Systems, Inc.	3,208	63,390
Limelight Networks, Inc.*	10,548	23,733
Liquidity Services, Inc.* (a)	5,004	173,489
LivePerson, Inc.*	10,720	95,998
LogMeIn, Inc.*	4,837	118,313
Marchex, Inc. "B"	4,505	27,120
Marin Software, Inc.*	1,818	18,616
Market Leader, Inc.*	4,792	51,274
Marketo, Inc.*	1,385	34,445
Millennial Media, Inc.*	7,014	61,092
Monster Worldwide, Inc.*	23,150	113,667
Move, Inc.*	7,926	101,611
Net Element International*	450	2,336
NIC, Inc.	12,903	213,287
OpenTable, Inc.* (a)	4,532	289,821
Perficient, Inc.*	6,598	88,017
QuinStreet, Inc.*	6,510	56,181
RealNetworks, Inc.*	4,458	33,702
Reis, Inc.*	1,657	30,638
Responsys, Inc.*	7,163	102,503
SciQuest, Inc.*	4,521	113,251
Shutterstock, Inc.* (a)	1,475	82,276
Spark Networks, Inc.*	3,483	29,431
SPS Commerce, Inc.*	2,987	164,285
Stamps.com, Inc.*	2,598	102,335
Support.com, Inc.*	10,086	46,093
TechTarget, Inc.*	3,004	13,428
The Active Network, Inc.*	10,727	81,203
Travelzoo, Inc.*	1,549	42,226
Trulia, Inc.*	4,771	148,330
United Online, Inc.	18,280	138,562
Unwired Planet, Inc.*	18,619	36,307
ValueClick, Inc.*	15,166	374,297
	Shares	Value ($)

VistaPrint NV* (a)	6,495	320,658
Vocus, Inc.*	3,743	39,376
Web.com Group, Inc.*	8,338	213,453
WebMD Health Corp.*	6,977	204,915
XO Group, Inc.*	5,319	59,573
Xoom Corp.*	1,496	34,288
Yelp, Inc.*	5,922	205,908
Zillow, Inc. "A"*	4,145	233,364
Zix Corp.*	12,811	54,191
		8,348,170
IT Services 1.9%
Acxiom Corp.*	14,700	333,396
Blackhawk Network Holdings, Inc.*	2,282	52,942
CACI International, Inc. "A"* (a)	4,588	291,292
Cardtronics, Inc.*	8,897	245,557
Cass Information Systems, Inc.	2,074	95,611
CIBER, Inc.*	14,666	48,984
Computer Task Group, Inc.	3,145	72,241
Convergys Corp.	20,889	364,095
CSG Systems International, Inc.*	6,709	145,585
EPAM Systems, Inc.*	4,352	118,287
Euronet Worldwide, Inc.*	9,914	315,860
EVERTEC, Inc.*	5,868	128,920
Exlservice Holdings, Inc.*	6,488	191,785
Forrester Research, Inc.	2,499	91,688
Global Cash Access Holdings, Inc.*	12,956	81,105
Heartland Payment Systems, Inc. (a)	7,232	269,392
Higher One Holdings Inc.*	6,225	72,459
iGATE Corp.*	7,069	116,073
Lionbridge Technologies, Inc.*	11,505	33,364
ManTech International Corp. "A" (a)	4,686	122,398
MAXIMUS, Inc.	6,798	506,315
ModusLink Global Solutions, Inc.*	6,605	21,004
MoneyGram International, Inc.*	4,358	98,709
Planet Payment, Inc.*	8,412	23,217
PRGX Global, Inc.*	5,691	31,244
Sapient Corp.*	21,945	286,602
ServiceSource International, Inc.*	12,147	113,210
Sykes Enterprises, Inc.*	7,877	124,142
Syntel, Inc.	3,068	192,885
TeleTech Holdings, Inc.*	3,957	92,713
The Hackett Group, Inc.	5,345	27,741
Unisys Corp.*	8,779	193,753
Virtusa Corp.*	4,061	89,992
WEX, Inc.*	7,720	592,124
		5,584,685
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	7,802	135,833
Alpha & Omega Semiconductor Ltd.*	3,750	28,650
Ambarella, Inc.*	3,682	61,968
Amkor Technology, Inc.* (a)	12,654	53,273
ANADIGICS, Inc.*	16,413	36,109
Applied Micro Circuits Corp.*	13,457	118,422
ATMI, Inc.*	6,317	149,397
Axcelis Technologies, Inc.*	20,589	37,472
Brooks Automation, Inc.	13,425	130,625
Cabot Microelectronics Corp.*	4,617	152,407
Cavium, Inc.* (a)	10,235	362,012
CEVA, Inc.*	4,407	85,320
Cirrus Logic, Inc.* (a)	12,606	218,840
	Shares	Value ($)

Cohu, Inc.	5,017	62,712
Cypress Semiconductor Corp.	29,238	313,724
Diodes, Inc.*	7,140	185,426
DSP Group, Inc.*	4,223	35,093
Entegris, Inc.*	27,680	259,915
Entropic Communications, Inc.*	18,106	77,313
Exar Corp.*	7,632	82,197
FormFactor, Inc.*	10,732	72,441
GSI Technology, Inc.*	3,712	23,460
GT Advanced Technologies, Inc.* (a)	23,807	98,799
Hittite Microwave Corp.*	6,274	363,892
Inphi Corp.*	5,182	57,002
Integrated Device Technology, Inc.*	26,200	208,028
Integrated Silicon Solution, Inc.*	5,807	63,645
Intermolecular, Inc.*	3,707	26,950
International Rectifier Corp.* (a)	13,800	288,972
Intersil Corp. "A"	25,259	197,525
IXYS Corp.	5,030	55,632
Kopin Corp.*	13,539	50,230
Lattice Semiconductor Corp.*	22,973	116,473
LTX-Credence Corp.*	9,103	54,527
MA-COM Technology Solutions Holdings, Inc.*	2,080	30,368
MaxLinear, Inc. "A"*	4,830	33,810
Micrel, Inc.	9,198	90,876
Microsemi Corp.*	18,537	421,717
Mindspeed Technologies, Inc.* (a)	8,802	28,518
MKS Instruments, Inc.	10,526	279,360
Monolithic Power Systems, Inc.	7,312	176,292
MoSys, Inc.*	9,319	37,462
Nanometrics, Inc.*	4,501	66,030
NeoPhotonics Corp.*	4,260	37,019
NVE Corp.*	983	46,024
OmniVision Technologies, Inc.*	10,764	200,749
PDF Solutions, Inc.*	5,076	93,551
Peregrine Semiconductor Corp.*	5,252	57,299
Pericom Semiconductor Corp.*	4,300	30,616
Photronics, Inc.*	11,819	95,261
PLX Technology, Inc.*	8,705	41,436
PMC-Sierra, Inc.*	40,582	257,696
Power Integrations, Inc.	5,719	231,963
Rambus, Inc.* (a)	22,341	191,909
RF Micro Devices, Inc.*	55,958	299,375
Rubicon Technology, Inc.* (a)	3,431	27,482
Rudolph Technologies, Inc.*	6,572	73,606
Semtech Corp.* (a)	13,352	467,721
Sigma Designs, Inc.*	6,431	32,477
Silicon Image, Inc.*	15,312	89,575
Spansion, Inc. "A"*	9,389	117,550
SunEdison, Inc.* (a)	46,125	376,841
SunPower Corp.* (a)	8,195	169,636
Supertex, Inc.	1,869	44,688
Tessera Technologies, Inc.	10,445	217,256
TriQuint Semiconductor, Inc.*	32,481	225,093
Ultra Clean Holdings*	4,711	28,502
Ultratech, Inc.*	5,540	203,429
Veeco Instruments, Inc.* (a)	7,788	275,851
Volterra Semiconductor Corp.*	4,961	70,049
		9,431,371
Software 4.0%
Accelrys, Inc.*	11,195	94,038
ACI Worldwide, Inc.*	7,929	368,540
	Shares	Value ($)

Actuate Corp.*	9,194	61,048
Advent Software, Inc.*	6,485	227,364
American Software, Inc. "A"	4,570	39,713
Aspen Technology, Inc.*	18,642	536,703
AVG Technologies NV* (a)	4,763	92,640
Blackbaud, Inc.	9,084	295,866
Bottomline Technologies de, Inc.*	7,516	190,080
BroadSoft, Inc.*	5,659	156,188
Callidus Software* (a)	7,480	49,293
CommVault Systems, Inc.*	9,264	703,045
Comverse, Inc.*	4,486	133,503
Cyan, Inc.*	1,569	16,396
Digimarc Corp.	1,234	25,630
Ebix, Inc.	5,936	54,967
Ellie Mae, Inc.*	5,133	118,470
EPIQ Systems, Inc.	6,092	82,059
ePlus, Inc.	770	46,115
Fair Isaac Corp.	7,173	328,739
FleetMatics Group PLC*	3,251	108,031
Glu Mobile, Inc.* (a)	11,768	25,890
Guidance Software, Inc.*	3,374	29,489
Guidewire Software, Inc.*	8,344	350,865
Imperva, Inc.*	4,017	180,926
Infoblox, Inc.*	9,965	291,576
Interactive Intelligence Group*	3,116	160,786
Jive Software, Inc.*	7,876	143,107
Manhattan Associates, Inc.*	3,875	298,995
Mentor Graphics Corp.	18,936	370,199
MicroStrategy, Inc. "A"*	1,813	157,659
Mitek Systems, Inc.*	4,421	25,553
Model N, Inc.*	1,613	37,680
Monotype Imaging Holdings, Inc.	7,649	194,361
NetScout Systems, Inc.*	7,197	167,978
Pegasystems, Inc.	3,409	112,906
Progress Software Corp.*	10,957	252,121
Proofpoint, Inc.*	4,344	105,255
PROS Holdings, Inc.*	4,535	135,823
PTC, Inc.*	23,785	583,446
QAD, Inc. "A"	1,000	11,480
QLIK Technologies, Inc.* (a)	17,312	489,410
Qualys, Inc.*	2,961	47,731
Rally Software Development Corp.*	1,371	34,028
RealPage, Inc.* (a)	9,253	169,700
Rosetta Stone, Inc.*	2,371	34,949
Sapiens International Corp.	2,971	17,054
SeaChange International, Inc.*	6,507	76,197
Silver Spring Networks, Inc.*	1,174	29,280
Sourcefire, Inc.*	6,197	344,243
SS&C Technologies Holdings, Inc.*	11,590	381,311
Synchronoss Technologies, Inc.*	5,792	178,799
Take-Two Interactive Software, Inc.*	16,098	240,987
Tangoe, Inc.*	6,250	96,438
TeleCommunication Systems, Inc. "A"*	9,403	21,909
TeleNav, Inc.*	3,448	18,033
TiVo, Inc.*	25,207	278,537
Tyler Technologies, Inc.*	6,279	430,425
Ultimate Software Group, Inc.* (a)	5,501	645,212
VASCO Data Security International, Inc.*	5,926	49,245
Verint Systems, Inc.*	10,482	371,797
Virnetx Holding Corp.* (a)	8,375	167,416
	Shares	Value ($)

Vringo, Inc.*	13,300	42,161
		11,529,385
Materials 4.8%
Chemicals 2.2%
A. Schulman, Inc.	5,853	156,977
ADA-ES, Inc.*	1,999	84,198
American Pacific Corp.*	1,177	33,368
American Vanguard Corp.	5,732	134,301
Arabian American Development Co.*	3,844	33,443
Axiall Corp.	13,889	591,394
Balchem Corp.	5,900	264,025
Calgon Carbon Corp.*	10,768	179,610
Chase Corp.	1,340	29,962
Chemtura Corp.*	19,559	397,048
Ferro Corp.*	14,421	100,226
Flotek Industries, Inc.*	9,488	170,215
FutureFuel Corp.	4,315	61,144
GSE Holding, Inc.*	1,707	9,884
H.B. Fuller Co.	10,007	378,365
Hawkins, Inc.	1,894	74,605
Innophos Holdings, Inc.	4,367	205,991
Innospec, Inc.	4,631	186,074
Intrepid Potash, Inc.	10,883	207,321
KMG Chemicals, Inc.	1,605	33,865
Koppers Holdings, Inc.	4,103	156,653
Kraton Performance Polymers, Inc.*	6,394	135,553
Landec Corp.*	5,169	68,282
LSB Industries, Inc.*	3,862	117,443
Minerals Technologies, Inc.	6,925	286,279
Olin Corp.	15,970	382,002
OM Group, Inc.*	6,362	196,713
Omnova Solutions, Inc.*	9,650	77,296
Penford Corp.*	1,912	25,602
PolyOne Corp.	19,774	490,000
Quaker Chemical Corp.	2,643	163,892
Sensient Technologies Corp.	9,944	402,434
Stepan Co.	3,760	209,094
Taminco Corp.*	3,139	64,004
Tredegar Corp.	4,895	125,801
Zep, Inc.	4,537	71,821
Zoltek Companies, Inc.* (a)	5,565	71,844
		6,376,729
Construction Materials 0.2%
Headwaters, Inc.*	14,406	127,349
Texas Industries, Inc.* (a)	4,330	282,056
U.S. Concrete, Inc.*	2,684	44,072
United States Lime & Minerals, Inc.*	377	19,698
		473,175
Containers & Packaging 0.3%
AEP Industries, Inc.*	840	62,488
Berry Plastics Group, Inc.*	11,015	243,101
Boise, Inc.	20,082	171,500
Graphic Packaging Holding Co.*	41,785	323,416
Myers Industries, Inc.	5,593	83,951
UFP Technologies, Inc.*	1,194	23,378
		907,834
Metals & Mining 1.3%
A.M. Castle & Co.* (a)	3,630	57,209
AK Steel Holding Corp. (a)	27,816	84,561
	Shares	Value ($)

Allied Nevada Gold Corp.*	20,655	133,844
AMCOL International Corp.	5,536	175,436
Century Aluminum Co.*	10,173	94,406
Coeur Mining, Inc.*	20,175	268,328
Commercial Metals Co.	23,247	343,358
General Moly, Inc.*	10,920	20,420
Globe Specialty Metals, Inc.	12,634	137,332
Gold Resource Corp. (a)	6,820	59,402
Handy & Harman Ltd.*	1,068	19,096
Haynes International, Inc.	2,451	117,329
Hecla Mining Co. (a)	66,173	197,196
Horsehead Holding Corp.*	8,629	110,538
Kaiser Aluminum Corp.	3,767	233,328
Materion Corp.	4,054	109,823
Midway Gold Corp.*	25,064	23,635
Molycorp, Inc.*	24,656	152,867
Noranda Aluminum Holding Corp.	6,656	21,499
Olympic Steel, Inc.	1,750	42,875
Paramount Gold and Silver Corp.* (a)	26,585	31,636
RTI International Metals, Inc.*	6,230	172,633
Schnitzer Steel Industries, Inc. "A"	5,174	120,968
Stillwater Mining Co.* (a)	23,360	250,886
SunCoke Energy, Inc.*	13,916	195,102
U.S. Silica Holdings, Inc. (a)	4,267	88,668
Universal Stainless & Alloy Products, Inc.*	1,376	40,565
Walter Energy, Inc.	12,440	129,376
Worthington Industries, Inc.	10,527	333,811
		3,766,127
Paper & Forest Products 0.8%
Boise Cascade Co.*	2,784	70,742
Buckeye Technologies, Inc. (a)	7,743	286,801
Clearwater Paper Corp.*	4,422	208,099
Deltic Timber Corp.	2,188	126,510
KapStone Paper & Packaging Corp.	8,129	326,623
Louisiana-Pacific Corp.*	27,732	410,156
Neenah Paper, Inc.	3,127	99,345
P.H. Glatfelter Co.	8,539	214,329
Resolute Forest Products* (a)	13,876	182,747
Schweitzer-Mauduit International, Inc.	6,249	311,700
Wausau Paper Corp.	9,821	111,959
		2,349,011
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.6%
8x8, Inc.* (a)	14,204	117,041
Atlantic Tele-Network, Inc.	1,820	90,381
Cbeyond, Inc.*	5,556	43,559
Cincinnati Bell, Inc.*	40,631	124,331
Cogent Communications Group, Inc.	9,414	265,004
Consolidated Communications Holdings, Inc.	7,851	136,686
FairPoint Communications, Inc.*	4,037	33,709
General Communication, Inc. "A"*	6,242	48,875
Hawaiian Telcom Holdco, Inc.*	2,028	51,024
HickoryTech Corp.	2,747	29,201
IDT Corp. "B"	3,078	57,528
inContact, Inc.*	10,622	87,313
Iridium Communications, Inc.* (a)	12,772	99,111
Lumos Networks Corp.	3,190	54,549
magicJack VocalTec Ltd.* (a)	3,691	52,375
	Shares	Value ($)

Neutral Tandem, Inc.	6,111	35,138
Orbcomm, Inc.*	7,300	32,777
Premiere Global Services, Inc.*	9,571	115,522
Primus Telecommunications Group, Inc.	2,234	26,674
Towerstream Corp.*	13,159	33,555
Vonage Holdings Corp.*	30,943	87,569
		1,621,922
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	3,433	21,319
Leap Wireless International, Inc.* (a)	11,122	74,851
NII Holdings, Inc.*	34,213	227,858
NTELOS Holdings Corp.	3,190	52,507
Shenandoah Telecommunications Co.	4,870	81,232
U.S.A. Mobility, Inc.	4,177	56,682
		514,449
Utilities 3.2%
Electric Utilities 1.4%
ALLETE, Inc.	7,979	397,753
Cleco Corp.	12,014	557,810
El Paso Electric Co.	7,991	282,162
Empire District Electric Co.	8,418	187,806
IDACORP, Inc.	9,988	477,027
MGE Energy, Inc.	4,580	250,801
Otter Tail Corp.	7,190	204,196
PNM Resources, Inc.	15,832	351,312
Portland General Electric Co. (a)	15,073	461,083
UIL Holdings Corp.	10,073	385,292
Unitil Corp.	2,761	79,738
UNS Energy Corp.	8,304	371,438
		4,006,418
Gas Utilities 1.0%
Chesapeake Utilities Corp.	1,932	99,479
Delta Natural Gas Co., Inc.	1,247	26,499
New Jersey Resources Corp.	8,309	345,073
Northwest Natural Gas Co. (a)	5,366	227,948
Piedmont Natural Gas Co., Inc. (a)	15,044	507,584
South Jersey Industries, Inc.	6,360	365,127
Southwest Gas Corp.	9,220	431,404
The Laclede Group, Inc.	6,541	298,662
WGL Holdings, Inc.	10,304	445,339
		2,747,115
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.	23,408	92,228
Dynegy, Inc.*	19,919	449,173
Genie Energy Ltd. "B"	2,528	23,131
Ormat Technologies, Inc.	3,465	81,497
		646,029
Multi-Utilities 0.4%
Avista Corp.	11,915	321,944
Black Hills Corp.	8,844	431,145
NorthWestern Corp.	7,497	299,130
		1,052,219
Water Utilities 0.2%
American States Water Co.	3,888	208,669
Artesian Resources Corp. "A"	1,483	33,041
California Water Service Group	9,393	183,257
Connecticut Water Service, Inc.	2,090	59,983
Consolidated Water Co., Ltd.	2,749	31,421
	Shares	Value ($)

Middlesex Water Co.	3,152	62,788
Pure Cycle Corp.*	3,428	19,162
SJW Corp.	3,128	81,954
York Water Co.	2,597	49,421
		729,696
Total Common Stocks (Cost $230,271,918)		281,208,982

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	0

Rights 0.0%
Consumer Discretionary
Federal-Mogul Corp., Expiration Date 7/9/2013* (Cost $0)	4,023	894

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.085%**, 10/17/2013 (Cost $1,334,660) (b)	1,335,000	1,334,789

	Shares	Value ($)

Securities Lending Collateral 23.1%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $66,448,555)	66,448,555	66,448,555

Cash Equivalents 0.9%
Central Cash Management Fund, 0.07% (c) (Cost $2,681,253)	2,681,253	2,681,253

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $300,736,386)†	122.4	351,674,473
Other Assets and Liabilities, Net (a)	(22.4)	(64,243,451)
Net Assets	100.0	287,431,022

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $306,125,088. At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $45,549,385. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,474,872 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,925,487.

(a) All or a portion of these securities were on loan amounting to $54,671,387. In addition, included in other assets and liabilities, net are pending sales, amounting to $10,545,989, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2013 amount to $65,217,376, which is 22.7% of net assets.

(b) At June 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	9/20/2013	66	6,433,020	28,935

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$281,208,982	$—	$—	$281,208,982
Warrants	—	—	0	0
Rights	894	—	—	894
Government & Agency Obligation	—	1,334,789	—	1,334,789
Short-Term Investments (e)	69,129,808	—	—	69,129,808
Derivatives (f) Futures Contracts	28,935	—	—	28,935
Total	$350,368,619	$1,334,789	$0	$351,703,408

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $231,606,578) — including $54,671,387 of securities loaned	$282,544,665
Investment in Daily Assets Fund Institutional (cost $66,448,555)*	66,448,555
Investment in Central Cash Management Fund (cost $2,681,253)	2,681,253
Total investments in securities, at value (cost $300,736,386)	351,674,473
Cash	305,041
Receivable for investments sold	27,231,339
Receivable for Fund shares sold	48,218
Dividends receivable	374,924
Interest receivable	50,911
Due from Advisor	5
Other assets	2,154
Total assets	379,687,065
Liabilities
Payable upon return of securities loaned	66,448,555
Payable for investments purchased	25,216,711
Payable for Fund shares redeemed	389,642
Payable for variation margin on futures contracts	1,312
Accrued management fee	59,551
Accrued Trustees' fees	113
Other accrued expenses and payables	140,159
Total liabilities	92,256,043
Net assets, at value	$287,431,022
Net Assets Consist of
Undistributed net investment income	1,891,957
Net unrealized appreciation (depreciation) on: Investments	50,938,087
Futures	28,935
Foreign currency	(12)
Accumulated net realized gain (loss)	22,485,782
Paid-in capital	212,086,273
Net assets, at value	$287,431,022
Class A Net Asset Value, offering and redemption price per share ($263,433,495 ÷ 17,825,454 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.78
Class B Net Asset Value, offering and redemption price per share ($23,997,527 ÷ 1,622,866 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$14.79

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2013 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,794)	$2,314,115
Interest	782
Income distributions — Central Cash Management Fund	3,614
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	450,612
Total income	2,769,123
Expenses: Management fee	570,203
Administration fee	162,915
Services to shareholders	3,083
Distribution service fee (Class B)	48,936
Custodian fee	17,726
Professional fees	37,098
Reports to shareholders	43,470
Trustees' fees and expenses	6,864
Other	29,944
Total expenses before expense reductions	920,239
Expense reductions	(138,513)
Total expenses after expense reductions	781,726
Net investment income (loss)	1,987,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	11,334,880
Futures	1,654,701
Foreign currency	(40)
In-kind redemptions	15,226,983
28,216,524
Change in net unrealized appreciation (depreciation) on: Investments	20,669,026
Futures	(151,401)
Foreign currency	4
20,517,629
Net gain (loss)	48,734,153
Net increase (decrease) in net assets resulting from operations	$50,721,550

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations: Net investment income (loss)	$1,987,397	$5,605,278
Net realized gain (loss)	28,216,524	13,065,379
Change in net unrealized appreciation (depreciation)	20,517,629	27,581,442
Net increase (decrease) in net assets resulting from operations	50,721,550	46,252,099
Distributions to shareholders from: Net investment income: Class A	(5,181,767)	(2,471,403)
Class B	(649,644)	(283,947)
Net realized gains: Class A	(12,456,476)	(65,554)
Class B	(1,826,741)	(10,491)
Total distributions	(20,114,628)	(2,831,395)
Fund share transactions: Class A Proceeds from shares sold	21,958,238	50,353,431
Reinvestment of distributions	17,638,243	2,536,957
Cost of shares redeemed	(35,827,599)	(66,922,809)
In-kind redemptions	(46,676,566)	—
Net increase (decrease) in net assets from Class A share transactions	(42,907,684)	(14,032,421)
Class B Proceeds from shares sold	1,420,536	4,411,564
Reinvestment of distributions	2,476,385	294,438
Payments for shares redeemed	(4,907,598)	(10,455,590)
In-kind redemptions	(20,534,236)	—
Net increase (decrease) in net assets from Class B share transactions	(21,544,913)	(5,749,588)
Increase (decrease) in net assets	(33,845,675)	23,638,695
Net assets at beginning of period	321,276,697	297,638,002
Net assets at end of period (including undistributed net investment income of $1,891,957 and $5,735,971, respectively)	$287,431,022	$321,276,697
Other Information
Class A Shares outstanding at beginning of period	20,638,404	21,776,446
Shares sold	1,491,457	3,881,846
Shares issued to shareholders in reinvestment of distributions	1,243,882	197,737
Shares redeemed	(2,444,794)	(5,217,625)
In-kind redemptions	(3,103,495)	—
Net increase (decrease) in Class A shares	(2,812,950)	(1,138,042)
Shares outstanding at end of period	17,825,454	20,638,404
Class B Shares outstanding at beginning of period	3,049,367	3,504,335
Shares sold	96,868	341,336
Shares issued to shareholders in reinvestment of distributions	174,516	22,930
Shares redeemed	(333,484)	(819,234)
In-kind redemptions	(1,364,401)	—
Net increase (decrease) in Class B shares	(1,426,501)	(454,968)
Shares outstanding at end of period	1,622,866	3,049,367

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/13 (Unaudited)		2012		2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$13.56		$11.77		$12.41	$9.90	$8.63	$14.71
Income (loss) from investment operations: Net investment income (loss)a	.09		.23		.12	.10	.10	.18
Net realized and unrealized gain (loss)	2.02		1.67		(.65)	2.51	1.93	(4.77)
Total from investment operations	2.11		1.90		(.53)	2.61	2.03	(4.59)
Less distributions from: Net investment income	(.26)		(.11)		(.11)	(.10)	(.16)	(.20)
Net realized gains	(.63)		(.00	)***	—	—	(.60)	(1.29)
Total distributions	(.89)		(.11)		(.11)	(.10)	(.76)	(1.49)
Net asset value, end of period	$14.78		$13.56		$11.77	$12.41	$9.90	$8.63
Total Return (%)b	15.83	**	16.25		(4.41)	26.39	26.57	(34.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263		280		256	285	258	198
Ratio of expenses before expense reductions (%)	.54	*	.55		.52	.52	.56	.54
Ratio of expenses after expense reductions (%)	.45	*	.49		.50	.52	.50	.47
Ratio of net investment income (loss) (%)	1.27	*	1.81		.94	.96	1.19	1.51
Portfolio turnover rate (%)	10	c**	20		15	16	26	25
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended December 31,
Class B	Six Months Ended 6/30/13 (Unaudited)		2012		2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$13.55		$11.77		$12.40	$9.89	$8.62	$14.70
Income (loss) from investment operations: Net investment income (loss)a	.06		.20		.08	.08	.08	.15
Net realized and unrealized gain (loss)	2.03		1.66		(.64)	2.50	1.93	(4.77)
Total from investment operations	2.09		1.86		(.56)	2.58	2.01	(4.62)
Less distributions from: Net investment income	(.22)		(.08)		(.07)	(.07)	(.14)	(.17)
Net realized gains	(.63)		(.00	)***	—	—	(.60)	(1.29)
Total distributions	(.85)		(.08)		(.07)	(.07)	(.74)	(1.46)
Net asset value, end of period	$14.79		$13.55		$11.77	$12.40	$9.89	$8.62
Total Return (%)b	15.70	**	15.88		(4.58)	26.11	26.27	(34.33)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		41		41	50	45	42
Ratio of expenses before expense reductions (%)	.78	*	.80		.77	.77	.81	.79
Ratio of expenses after expense reductions (%)	.70	*	.74		.75	.77	.75	.72
Ratio of net investment income (loss) (%)	.88	*	1.54		.69	.71	.93	1.26
Portfolio turnover rate (%)	10	c**	20		15	16	26	25
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2013, the Fund had securities on loan with a gross value of $65,217,376. The value of the related collateral, $66,448,555, exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2013, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended June 30, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $6,433,000 to $9,821,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$28,935

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,654,701

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(151,401)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments and In-kind redemptions) aggregated $31,988,942 and $36,841,017, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2013 through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.45%
Class B	.70%

Accordingly, for the six months ended June 30, 2013, the Advisor waived a portion of its management fee aggregating $137,984, and the amount charged aggregated $432,219, which was equivalent to an annualized effective rate of 0.27% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2013, the Administration Fee was $162,915, of which $23,676 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2013, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2013
Class B	$48,936	$5,029

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended June 30, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2013
Class A	$529	$529	$—
Class B	151	—	149
	$680	$529	$149

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,308, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in DWS Variable NAV Money Fund.

Security Lending Fees. Effective January 24, 2013, Deutsche Bank AG serves as lending agent for the Fund. For the period from January 24, 2013 through June 30, 2013, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $42,276.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2013.

F. Ownership of the Fund

At June 30, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 50% and 13%. At June 30, 2013, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 53% and 12%, respectively.

G. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2013, the Fund realized $15,226,983 of net gain attributable to in-kind redemptions.

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2013 to June 30, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2013
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/13	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,158.30	$1,157.00
Expenses Paid per $1,000*	$2.41	$3.74
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 1/1/13	$1,000.00	$1,000.00
Ending Account Value 6/30/13	$1,022.56	$1,021.32
Expenses Paid per $1,000*	$2.26	$3.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.45%	.70%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-3 (R-028372-2 8/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013